DIMENSIONAL EMERGING MARKETS VALUE FUND
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (4.2%)
	Alliar Medicos A Frente SA	200,100	$390,955
#	Banco Bradesco SA, ADR	993,591	4,510,903
	Banco Bradesco SA	933,315	3,691,365
	Banco do Brasil SA	3,882,886	24,029,411
	Banco Santander Brasil SA	1,784,006	12,801,125
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	1,169,858
	Camil Alimentos SA	625,691	1,211,037
	Cia Brasileira de Distribuicao	765,758	10,563,917
*	Cogna Educacao	10,627,610	8,779,617
	CSU Cardsystem SA	189,200	524,922
	Direcional Engenharia SA	694,257	1,765,017
	Duratex SA	855,561	3,107,065
#*	Embraer SA, Sponsored ADR	245,862	1,578,434
	Enauta Participacoes SA	796,973	1,667,826
	Even Construtora e Incorporadora SA	823,256	1,706,277
	Fras-Le SA	22,500	42,932
	Gafisa SA, ADR	164,984	260,674
	Gerdau SA, Sponsored ADR	5,030,842	21,330,770
	Gerdau SA	727,666	2,626,641
*	Helbor Empreendimentos SA	271,940	502,488
	Industrias Romi SA	248,266	720,559
*	International Meal Co. Alimentacao SA, Class A	464,842	299,054
	Iochpe-Maxion SA	967,506	2,473,847
	JBS SA	622,630	2,751,616
	JHSF Participacoes SA	1,753,405	2,313,774
	Kepler Weber SA	7,000	47,542
*	Marisa Lojas SA	951,350	1,088,469
*	Petro Rio SA	87,499	1,127,281
#	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	106,792,505
	Petroleo Brasileiro SA, Sponsored ADR	7,227,913	72,640,526
	Petroleo Brasileiro SA	13,010,994	64,990,764
	Positivo Tecnologia SA	33,500	27,736
	Sao Carlos Empreendimentos e Participacoes SA	58,500	407,578
	Sao Martinho SA	29,200	158,985
	SLC Agricola SA	771,643	4,883,941
	Sul America SA	443,096	3,232,072
#*	Suzano SA, Sponsored ADR	470,411	5,329,754
*	Tecnisa SA	200,248	316,582
	Trisul SA	290,805	574,020
*	Tupy SA	591,002	2,282,391
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	1,423,112
	Vale SA	15,432,022	248,061,989
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	282,937	445,240
TOTAL BRAZIL			624,650,571
CHILE — (0.9%)
	Besalco SA	530,992	303,645
	Camanchaca SA	1,334,309	117,134
	CAP SA	875,531	11,138,526
	Cementos BIO BIO SA	665,307	687,638
	Cencosud SA	10,023,423	17,389,924
*	Cia Sud Americana de Vapores SA	48,651,513	2,051,853
	Cristalerias de Chile SA	264,624	1,476,871
	Empresa Nacional de Telecomunicaciones SA	712,006	4,361,076

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresas CMPC SA	6,445,789	$17,235,972
	Empresas COPEC SA	1,981,546	20,804,365
	Empresas Hites SA	1,783,807	279,073
*	Empresas La Polar SA	15,891,479	255,013
#	Enel Americas SA, ADR	2,843,601	21,298,571
	Enel Americas SA	29,056,374	4,369,895
	Enel Chile SA, ADR	822,909	3,028,305
	Grupo Security SA	3,945,934	804,320
	Inversiones Aguas Metropolitanas SA	2,394,443	1,889,769
	Itau CorpBanca Chile SA	729,259,638	2,481,631
*	Latam Airlines Group SA	1,238,786	2,111,429
*	Masisa SA	14,766,195	261,175
	PAZ Corp. SA	1,844,337	1,618,067
	Ripley Corp. SA	7,191,979	2,133,006
	Salfacorp SA	2,541,060	1,596,082
	Sigdo Koppers SA	187,924	223,077
	SMU SA	449,171	64,211
	Sociedad Matriz SAAM SA	51,577,905	4,000,721
	Socovesa SA	4,469,350	1,323,523
	SONDA SA	53,757	31,074
	Vina Concha y Toro SA	1,417,793	2,275,432
TOTAL CHILE			125,611,378
CHINA — (33.1%)
	360 Security Technology, Inc., Class A	661,700	1,660,706
	361 Degrees International, Ltd.	7,811,000	1,289,048
#*	3SBio, Inc.	3,829,500	3,559,910
	5I5J Holding Group Co., Ltd., Class A	2,134,000	1,244,685
#	AAC Technologies Holdings, Inc.	3,029,000	16,424,807
	AAG Energy Holdings, Ltd.	308,000	50,362
	Accelink Technologies Co Ltd, Class A	171,600	684,446
*	Advanced Technology & Materials Co., Ltd., Class A	226,600	220,587
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	791,695
	AECC Aviation Power Co., Ltd., Class A	596,525	5,488,954
	Aerospace CH UAV Co., Ltd.	225,100	885,382
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	419,623	596,971
	Agile Group Holdings, Ltd.	12,962,999	16,107,362
	Agricultural Bank of China, Ltd., Class H	149,679,000	53,971,391
	Air China, Ltd., Class H	18,274,000	12,645,163
	Aisino Corp., Class A	596,467	1,054,236
	Ajisen China Holdings, Ltd.	3,383,000	521,566
*	Alibaba Group Holding Ltd.	186,600	5,921,658
*	Alpha Group, Class A	286,500	242,668
*	Aluminum Corp. of China, Ltd., Class H	22,526,000	6,832,697
	Angang Steel Co., Ltd., Class H	14,685,632	5,753,553
	Anhui Conch Cement Co., Ltd., Class H	6,442,000	38,058,208
	Anhui Construction Engineering Group Co., Ltd., Class A	454,600	252,430
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	397,840
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	499,340	393,772
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	240,100	229,917
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	320,100	374,967
	Anhui Xinhua Media Co., Ltd., Class A	683,764	502,722
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	748,604	1,146,820
#*	Anton Oilfield Services Group	21,022,000	1,279,890
	Aoshikang Technology Co., Ltd., Class A	49,300	411,425
	APT Satellite Holdings, Ltd.	154,000	44,379
	Asia Cement China Holdings Corp.	4,854,000	4,167,808
#	AsiaInfo Technologies, Ltd.	376,000	562,131
#*	Asian Citrus Holdings, Ltd.	4,633,000	88,303

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Ausnutria Dairy Corp., Ltd.	668,000	$1,085,405
	Avic Capital Co., Ltd., Class A	2,732,900	1,733,727
	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	48,218
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	9,696,108
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	593,700	798,942
	BAIC Motor Corp., Ltd., Class H	15,625,000	5,495,107
*	Baidu, Inc., Sponsored ADR	955,959	224,669,484
	BAIOO Family Interactive, Ltd.	1,124,000	252,816
	Bank of Beijing Co., Ltd., Class A	5,995,822	4,383,835
	Bank of Changsha Co., Ltd., Class A	1,818,300	2,812,374
	Bank of Chengdu Co., Ltd., Class A	1,596,328	2,568,168
	Bank of China, Ltd., Class H	424,021,817	143,524,542
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,930,503
	Bank of Communications Co., Ltd., Class H	51,954,574	28,093,424
	Bank of Hangzhou Co., Ltd., Class A	1,930,505	4,383,260
	Bank of Jiangsu Co., Ltd., Class A	4,786,505	4,082,234
	Bank of Nanjing Co., Ltd., Class A	3,991,531	4,933,139
	Bank of Ningbo Co., Ltd., Class A	1,742,529	10,355,020
	Bank of Shanghai Co., Ltd., Class A	3,689,247	4,620,790
	Bank of Tianjin Co Ltd., Class H	29,000	11,679
	Bank of Zhengzhou Co., Ltd., Class H	402,599	102,605
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	7,918,197
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	123,765
*	Baoye Group Co., Ltd., Class H	1,699,120	799,477
	BBMG Corp., Class H	20,114,000	3,904,042
	Befar Group Co., Ltd., Class A	254,600	200,876
	Beibuwan Port Co., Ltd., Class A	228,600	314,190
	Beijing Capital Co., Ltd., Class A	3,783,279	1,648,296
	Beijing Capital Development Co., Ltd., Class A	425,200	373,260
	Beijing Capital International Airport Co., Ltd., Class H	14,170,000	10,891,662
	Beijing Capital Land, Ltd., Class H	9,430,589	1,677,923
	Beijing Enlight Media Co., Ltd., Class A	195,500	395,127
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	68,877
	Beijing Enterprises Holdings, Ltd.	3,421,500	11,184,251
#*	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	48,724
	Beijing Enterprises Water Group, Ltd.	17,900,000	7,268,906
	Beijing Forever Technology Co., Ltd., Class A	128,600	189,288
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	196,300	376,964
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	40,591
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	34,500	182,357
	Beijing Kunlun Tech Co., Ltd., Class A	324,900	1,201,051
	Beijing New Building Materials P.L.C., Class A	9,100	71,786
#	Beijing North Star Co., Ltd., Class H	7,206,000	1,314,476
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	719,200	440,650
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	375,300	548,047
	Beijing Originwater Technology Co., Ltd., Class A	775,200	865,228
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	81,200	76,439
	Beijing Shiji Information Technology Co., Ltd., Class A	95,999	495,072
*	Beijing Shougang Co., Ltd., Class A	756,666	444,519
	Beijing Shuzhi Technology Co., Ltd., Class A	497,000	193,915
	Beijing Sinnet Technology Co., Ltd., Class A	488,228	1,235,547
	Beijing SL Pharmaceutical Co., Ltd., Class A	427,200	561,288
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	277,635	200,307
	Beijing SuperMap Software Co., Ltd., Class A	123,407	307,817
	Beijing Thunisoft Corp., Ltd., Class A	169,434	512,624
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	246,000	61,741
	Beijing Yanjing Brewery Co., Ltd., Class A	1,317,929	1,336,468

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	440,600	$644,890
	Best Pacific International Holdings, Ltd.	396,000	72,604
	Bestsun Energy Co., Ltd., Class A	173,200	140,326
	Bestway Global Holding, Inc.	71,000	19,637
	Better Life Commercial Chain Share Co., Ltd., Class A	606,030	718,366
	Biem.L.Fdlkk Garment Co., Ltd., Class A	73,725	184,198
	Blue Sail Medical Co., Ltd., Class A	492,700	1,850,882
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	962,041
	BOE Technology Group Co., Ltd., Class A	13,370,757	12,727,873
*	Bohai Leasing Co., Ltd., Class A	2,177,900	790,345
#	Bosideng International Holdings, Ltd.	16,918,000	7,480,589
*	Boyaa Interactive International, Ltd.	1,548,000	131,725
	Bright Dairy & Food Co., Ltd., Class A	818,800	2,344,398
	Bright Real Estate Group Co., Ltd., Class A	171,200	61,621
	Brilliance China Automotive Holdings, Ltd.	16,650,000	13,017,297
	BTG Hotels Group Co., Ltd., Class A	392,100	1,314,417
#	BYD Electronic International Co., Ltd.	5,746,500	39,577,033
	C C Land Holdings, Ltd.	17,426,429	4,060,530
#	C&D International Investment Group, Ltd.	408,000	651,107
*	C&D Property Management Group Co., Ltd.	408,000	142,609
*	CA Cultural Technology Group, Ltd.	286,000	86,719
	Cabbeen Fashion, Ltd.	1,514,000	547,520
	Caitong Securities Co., Ltd., Class A	518,700	875,740
	Camel Group Co., Ltd., Class A	216,320	296,312
*	Capital Environment Holdings, Ltd.	12,116,000	215,740
#*	CAR, Inc.	3,563,000	1,828,385
	Carrianna Group Holdings Co., Ltd.	3,478,391	206,306
*	CCOOP Group Co., Ltd., Class A	1,282,900	500,714
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,915
	CECEP Solar Energy Co., Ltd., Class A	1,309,900	1,257,133
	CECEP Wind-Power Corp., Class A	941,500	513,188
	Central China Real Estate, Ltd.	6,740,350	2,806,179
*	Century Sunshine Group Holdings, Ltd.	270,000	2,161
*	CGN New Energy Holdings Co., Ltd.	14,816,000	3,224,315
	CGN Nuclear Technology Development Co., Ltd., Class A	179,700	278,632
	Changchun Faway Automobile Components Co., Ltd., Class A	87,620	117,478
	Changjiang Securities Co., Ltd., Class A	1,260,190	1,503,341
	Chanjet Information Technology Co., Ltd., Class H	14,000	41,344
	Chaowei Power Holdings, Ltd.	4,898,000	2,077,226
	Cheetah Mobile, Inc., ADR	218,633	463,502
*	ChemPartner PharmaTech Co., Ltd., Class A	140,900	276,230
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	284,608	589,658
	Chengdu Hongqi Chain Co., Ltd., Class A	987,810	892,174
	China Aerospace International Holdings, Ltd.	12,534,000	1,079,697
	China Aerospace Times Electronics Co., Ltd., Class A	652,500	670,730
#	China Aircraft Leasing Group Holdings, Ltd.	841,000	700,823
	China Aoyuan Group, Ltd.	6,312,000	5,553,160
	China Baoan Group Co., Ltd., Class A	540,750	572,050
	China Beststudy Education Group	127,000	44,140
	China BlueChemical, Ltd., Class H	17,626,878	3,536,711
	China CAMC Engineering Co., Ltd., Class A	294,700	294,410
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,110,122
	China CITIC Bank Corp., Ltd., Class H	50,491,112	22,366,568
#	China Coal Energy Co., Ltd., Class H	13,890,000	4,024,790
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,770,467
	China Communications Services Corp., Ltd., Class H	16,791,071	7,492,970
	China Conch Venture Holdings, Ltd.	2,017,000	9,590,319
	China Construction Bank Corp., Class H	494,429,101	374,489,749
*	China CSSC Holdings, Ltd., Class A	375,700	927,483

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CYTS Tours Holding Co., Ltd., Class A	418,760	$643,263
#*	China Dili Group	4,137,899	1,322,157
#	China Dongxiang Group Co., Ltd.	19,415,000	1,924,104
	China Eastern Airlines Corp., Ltd., ADR	3,427	68,746
	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,380,174
	China Education Group Holdings, Ltd.	950,000	1,993,272
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	166,562
	China Energy Engineering Corp., Ltd., Class H	2,124,000	204,998
	China Everbright Bank Co., Ltd., Class H	18,885,000	7,757,144
#	China Everbright Greentech, Ltd.	3,443,000	1,475,038
	China Everbright, Ltd.	8,999,869	11,563,557
#	China Evergrande Group	13,269,000	25,448,901
	China Film Co., Ltd., Class A	305,100	583,352
*	China Financial Services Holdings, Ltd.	94,200	20,017
	China Foods, Ltd.	2,006,000	829,017
	China Fortune Land Development Co., Ltd., Class A	1,418,346	2,074,568
	China Galaxy Securities Co., Ltd., Class H	18,904,500	11,305,755
	China Gas Holdings, Ltd.	7,160,200	25,200,109
	China Gezhouba Group Co., Ltd., Class A	1,666,290	1,668,465
*	China Glass Holdings, Ltd.	4,496,000	474,641
*	China Grand Automotive Services Group Co., Ltd., Class A	217,500	83,212
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	1,692,000	1,368,633
	China Great Wall Securities Co., Ltd., Class A	190,600	345,166
	China Hanking Holdings, Ltd.	122,000	21,419
	China Harmony Auto Holding, Ltd.	7,047,500	3,103,958
*	China High Precision Automation Group, Ltd.	429,000	12,657
	China High Speed Railway Technology Co., Ltd., Class A	489,200	187,393
	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,777,663
	China Hongqiao Group, Ltd.	10,475,000	9,248,142
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	7,214,594
*	China International Capital Corp., Ltd., Class H	6,736,400	17,563,106
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	5,503,861
	China Isotope & Radiation Corp.	8,000	23,198
#	China Jinmao Holdings Group, Ltd.	30,378,580	11,890,149
	China Jushi Co., Ltd., Class A	1,646,149	5,717,101
	China Kepei Education Group, Ltd.	1,042,000	732,975
	China Lesso Group Holdings, Ltd.	9,373,000	15,549,510
	China Life Insurance Co., Ltd., Class H	9,410,000	19,984,640
	China Lilang, Ltd.	1,687,000	1,135,839
#*	China Literature, Ltd.	450,000	4,270,277
*	China Longevity Group Co., Ltd.	1,152,649	38,207
#*	China Lumena New Materials Corp.	1,315,048	0
#	China Machinery Engineering Corp., Class H	7,481,000	3,387,934
#*	China Maple Leaf Educational Systems, Ltd.	6,950,000	1,681,477
	China Medical System Holdings, Ltd.	2,508,000	3,593,328
	China Meheco Co., Ltd., Class A	303,800	635,572
	China Mengniu Dairy Co., Ltd.	403,000	2,396,621
	China Merchants Bank Co., Ltd., Class H	15,362,000	117,640,186
	China Merchants Land, Ltd.	12,794,000	1,840,150
	China Merchants Port Holdings Co., Ltd.	8,291,903	11,542,726
	China Merchants Securities Co., Ltd., Class H	605,820	932,331
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,361,110	2,482,352
*	China Metal Recycling Holdings, Ltd.	3,259,800	0
	China Minsheng Banking Corp., Ltd., Class H	39,747,900	22,726,755
#*	China Modern Dairy Holdings, Ltd.	5,860,000	1,888,672
	China Molybdenum Co., Ltd., Class H	3,678,000	2,312,225
	China National Accord Medicines Corp., Ltd., Class A	233,806	1,385,648
	China National Building Material Co., Ltd., Class H	39,005,250	46,486,983
	China National Medicines Corp., Ltd., Class A	507,200	3,104,169

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Nuclear Power Co., Ltd., Class A	5,075,483	$4,036,648
#	China New Town Development Co., Ltd.	11,705,522	222,716
*	China Oil & Gas Group, Ltd.	18,900,000	985,793
#	China Oilfield Services, Ltd., Class H	8,924,000	9,825,028
	China Oriental Group Co., Ltd.	12,082,000	3,271,704
	China Overseas Grand Oceans Group, Ltd.	14,831,500	7,541,644
	China Overseas Land & Investment, Ltd.	35,266,000	80,109,237
	China Pacific Insurance Group Co., Ltd., Class H	9,474,200	39,022,007
#	China Petroleum & Chemical Corp., ADR	882,889	41,866,634
	China Petroleum & Chemical Corp., Class H	100,205,575	47,455,535
	China Pioneer Pharma Holdings, Ltd.	1,142,000	144,011
*	China Properties Group, Ltd.	3,380,000	209,141
	China Publishing & Media Co., Ltd., Class A	477,385	448,116
	China Railway Group, Ltd., Class H	24,212,000	10,990,888
	China Railway Signal & Communication Corp., Ltd., Class H	5,468,000	2,119,645
	China Railway Tielong Container Logistics Co., Ltd., Class A	251,400	198,854
*	China Rare Earth Holdings, Ltd.	4,650,600	359,372
	China Reinsurance Group Corp., Class H	24,824,000	2,584,661
	China Renaissance Holdings, Ltd.	66,900	210,096
	China Resources Cement Holdings, Ltd.	20,380,000	22,465,186
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	675,381	1,172,793
	China Resources Gas Group, Ltd.	1,704,000	8,487,816
	China Resources Land, Ltd.	27,684,000	109,549,597
	China Resources Medical Holdings Co., Ltd.	5,256,500	5,169,867
#	China Resources Pharmaceutical Group, Ltd.	8,884,000	4,665,288
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	656,031	2,515,681
	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	1,907,331
	China SCE Group Holdings, Ltd.	20,260,000	7,615,589
	China Science Publishing & Media, Ltd., Class A	232,700	328,987
*	China Shengmu Organic Milk, Ltd.	729,000	72,328
	China Shenhua Energy Co., Ltd., Class H	30,249,000	55,875,448
	China Shineway Pharmaceutical Group, Ltd.	2,735,000	1,933,570
*	China Silver Group, Ltd.	9,914,000	1,057,131
	China South City Holdings, Ltd.	40,810,000	4,403,853
	China South Publishing & Media Group Co., Ltd., Class A	602,000	874,274
*	China Southern Airlines Co., Ltd., Sponsored ADR	478	13,288
*	China Southern Airlines Co., Ltd., Class H	15,536,000	8,650,600
	China Starch Holdings, Ltd.	13,595,000	298,179
	China State Construction Engineering Corp., Ltd., Class A	18,749,406	13,924,542
*	China Sunshine Paper Holdings Co., Ltd.	1,513,500	330,564
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	22,220,269
#*	China Tianrui Group Cement Co., Ltd.	45,000	40,172
*	China Tianying, Inc., Class A	948,700	565,462
	China Tower Corp., Ltd., Class H	92,606,000	13,333,389
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	12,814,729
	China TransInfo Technology Co., Ltd., Class A	525,400	1,440,644
#*	China Travel International Investment Hong Kong, Ltd.	23,053,631	3,142,338
	China Vanke Co., Ltd., Class H	7,852,900	28,096,525
	China Vast Industrial Urban Development Co., Ltd.	1,466,000	586,127
	China West Construction Group Co., Ltd., Class A	358,900	457,187
*	China Wood Optimization Holding, Ltd.	88,000	11,331
	China Xinhua Education Group, Ltd.	294,000	85,509
	China XLX Fertiliser, Ltd.	1,738,000	715,412
	China Yongda Automobiles Services Holdings, Ltd.	5,088,000	7,120,309
*	China Yurun Food Group, Ltd.	882,000	69,241
#*	China ZhengTong Auto Services Holdings, Ltd.	13,179,000	1,285,969
	China Zhenhua Group Science & Technology Co., Ltd., Class A	168,319	1,624,543
	China Zheshang Bank Co., Ltd., Class H	24,000	11,634
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	115,339

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Zhongwang Holdings, Ltd.	15,888,154	$3,781,607
	Chinasoft International, Ltd.	6,616,000	8,007,101
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	804,601
*	Chongqing Changan Automobile Co., Ltd., Class A	1,267,924	3,369,501
	Chongqing Department Store Co., Ltd., Class A	222,784	939,218
	Chongqing Dima Industry Co., Ltd., Class A	2,334,592	883,382
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	71,058
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,660,000	9,314,723
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	662,300	699,955
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	60,529
	CIFI Holdings Group Co., Ltd.	18,714,758	15,340,490
	CIMC Enric Holdings, Ltd.	5,248,000	3,228,886
	Cinda Real Estate Co., Ltd., Class A	783,100	454,583
	Cisen Pharmaceutical Co., Ltd., Class A	161,500	311,756
*	CITIC Dameng Holdings, Ltd.	910,000	49,834
*	CITIC Guoan Information Industry Co., Ltd., Class A	546,700	181,288
*	CITIC Resources Holdings, Ltd.	15,150,000	575,590
	CITIC Securities Co., Ltd., Class H	3,079,500	6,742,077
#	CITIC, Ltd.	32,586,483	25,367,660
*	Citychamp Watch & Jewellery Group, Ltd.	476,000	94,544
*	CMST Development Co., Ltd., Class A	304,400	208,682
	CNHTC Jinan Truck Co., Ltd., Class A	190,800	1,173,532
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	492,800	607,783
	CNOOC, Ltd.	18,266,000	17,870,230
	COFCO Biotechnology Co., Ltd., Class A	469,400	789,763
*	Cogobuy Group	713,000	153,967
#	Colour Life Services Group Co., Ltd.	2,857,548	1,237,799
#	Comba Telecom Systems Holdings, Ltd.	1,318,000	390,435
	Concord New Energy Group, Ltd.	41,650,000	2,790,277
	Consun Pharmaceutical Group, Ltd.	2,355,000	965,721
*	Coolpad Group, Ltd.	10,716,053	391,612
	COSCO SHIPPING Development Co., Ltd., Class H	9,275,000	1,467,451
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	11,542,000	4,615,430
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,831,000	5,901,980
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,237,027
	COSCO SHIPPING Ports, Ltd.	14,787,761	10,490,423
*	Cosmo Lady China Holdings Co., Ltd.	642,000	117,014
	Country Garden Holdings Co., Ltd.	36,552,799	43,905,252
	CP Pokphand Co., Ltd.	4,306,000	443,376
	CPMC Holdings, Ltd.	5,119,000	2,578,864
	CQ Pharmaceutical Holding Co., Ltd., Class A	507,600	387,507
	CSG Holding Co., Ltd., Class A	567,849	577,336
	CSPC Pharmaceutical Group, Ltd.	26,082,000	26,514,901
#*	CT Environmental Group, Ltd.	9,748,000	80,214
	CTS International Logistics Corp., Ltd., Class A	337,870	585,122
	D&O Home Collection Co., Ltd., Class A	147,557	446,980
	DaFa Properties Group, Ltd.	164,000	149,703
	Dali Foods Group Co., Ltd.	3,128,000	1,883,954
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	619,671	325,218
	Daqin Railway Co., Ltd., Class A	6,459,961	6,360,771
	Dare Power Dekor Home Co., Ltd., Class A	144,600	279,666
	Dashang Co., Ltd., Class A	236,708	662,056
	Dawnrays Pharmaceutical Holdings, Ltd.	684,000	105,736
	Dazhong Transportation Group Co., Ltd., Class A	196,950	103,794
	Dazzle Fashion Co., Ltd., Class A	185,600	485,075
	DBG Technology Co., Ltd., Class A	298,278	573,185
	Deppon Logistics Co., Ltd., Class A	128,200	293,345
#	Dexin China Holdings Co., Ltd.	484,000	184,394
	DHC Software Co., Ltd., Class A	701,900	803,554

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Differ Group Holding Co., Ltd.	5,778,000	$550,916
	Digital China Group Co., Ltd., Class A	227,300	620,811
	Digital China Holdings, Ltd.	3,405,000	2,522,036
	Digital China Information Service Co., Ltd., Class A	316,700	671,291
	Dong-E-E-Jiao Co Ltd, Class A	305,813	1,544,229
	Dongfang Electric Corp., Ltd., Class H	2,220,000	2,125,846
	Dongfang Electronics Co., Ltd., Class A	136,200	89,338
	Dongfeng Motor Group Co., Ltd., Class H	16,428,000	16,182,226
	Dongxing Securities Co., Ltd., Class A	1,061,000	1,829,438
	Dongyue Group, Ltd.	11,746,000	8,139,266
*	Doushen Beijing Education & Technology, Inc., Class A	276,400	396,681
*	Easysight Supply Chain Management Co., Ltd., Class A	445,092	505,479
*	E-Commodities Holdings, Ltd.	5,880,000	279,853
	Electric Connector Technology Co., Ltd., Class A	62,295	318,269
	Elion Energy Co., Ltd., Class A	621,153	262,074
	ENN Natural Gas Co., Ltd., Class A	219,900	524,105
	Essex Bio-technology, Ltd.	31,000	15,521
	EVA Precision Industrial Holdings, Ltd.	3,856,000	333,569
	Everbright Jiabao Co., Ltd., Class A	607,266	289,461
#	Everbright Securities Co., Ltd., Class H	1,371,200	1,209,699
*	Fang Holdings, Ltd., ADR	3,666	44,686
*	Fangda Carbon New Material Co., Ltd., Class A	1,551,694	1,810,699
*	Fangda Special Steel Technology Co., Ltd., Class A	631,970	619,973
	Fantasia Holdings Group Co., Ltd.	17,737,015	2,592,753
	Far East Horizon, Ltd.	7,898,000	8,143,122
*	FAW Jiefang Group Co., Ltd.	724,752	1,217,862
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	327,778	1,012,613
	Financial Street Holdings Co., Ltd., Class A	1,023,030	954,993
*	First Tractor Co., Ltd., Class H	108,000	53,443
*	Focused Photonics Hangzhou, Inc., Class A	26,500	54,668
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	216,100	320,139
	Fosun International, Ltd.	15,011,683	22,786,988
*	Founder Securities Co., Ltd., Class A	1,689,907	2,530,827
#	Fu Shou Yuan International Group, Ltd.	2,666,000	2,536,317
	Fuan Pharmaceutical Group Co., Ltd., Class A	571,196	368,236
	Fufeng Group, Ltd.	11,674,000	4,547,665
	Fujian Longking Co., Ltd., Class A	228,200	303,593
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	164,900	392,656
	Fujian Star-net Communication Co., Ltd., Class A	196,200	643,618
	Fujian Sunner Development Co., Ltd., Class A	868,792	3,841,907
	Fuyao Glass Industry Group Co., Ltd., Class H	540,400	3,752,024
	Gansu Qilianshan Cement Group Co., Ltd., Class A	256,400	496,210
	Gansu Shangfeng Cement Co., Ltd., Class A	278,900	745,866
#*	GCL-Poly Energy Holdings, Ltd.	145,636,000	44,793,920
	Geely Automobile Holdings, Ltd.	26,250,000	95,150,703
	GEM Co., Ltd., Class A	1,160,200	1,429,910
	Gemdale Corp., Class A	1,689,954	2,823,564
	Gemdale Properties & Investment Corp., Ltd.	30,442,000	4,302,718
	Genertec Universal Medical Group Co., Ltd.	5,727,000	4,366,855
	Genimous Technology Co., Ltd., Class A	546,700	426,834
	GF Securities Co., Ltd., Class H	8,874,000	12,931,355
*	Glorious Property Holdings, Ltd.	22,807,000	749,650
*	Glory Sun Financial Group, Ltd.	2,780,000	109,159
	Goldcard Smart Group Co., Ltd.	156,680	263,246
	Golden Eagle Retail Group, Ltd.	12,000	10,845
	GoldenHome Living Co., Ltd., Class A	48,979	411,430
*	Goldenmax International Technology, Ltd., Class A	301,200	355,220
	Goldlion Holdings, Ltd.	1,887,000	383,865
	Goldpac Group, Ltd.	1,240,000	274,741

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GOME Retail Holdings, Ltd.	45,077,000	$7,242,832
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	166,237
*	Grand Baoxin Auto Group, Ltd.	6,390,500	674,562
	Grandjoy Holdings Group Co., Ltd., Class A	1,447,500	900,345
	Great Wall Motor Co., Ltd., Class H	16,628,500	51,842,560
	Greattown Holdings, Ltd., Class A	1,264,000	721,253
	Greatview Aseptic Packaging Co., Ltd.	1,049,000	574,184
	Gree Electric Appliances, Inc., Class A	1,066,200	9,251,394
	Greenland Holdings Corp., Ltd., Class A	3,344,800	2,779,727
	Greenland Hong Kong Holdings, Ltd.	8,146,575	2,396,615
	Greentown China Holdings, Ltd.	7,869,091	10,279,558
	GRG Banking Equipment Co., Ltd., Class A	676,700	940,136
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	896,900	513,395
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	357,356	368,256
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,058,600	758,921
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	331,700	308,619
*	Guangdong Shirongzhaoye Co., Ltd., Class A	163,300	144,595
	Guangdong Tapai Group Co., Ltd., Class A	353,173	620,611
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	589,615	747,790
*	Guanghui Energy Co., Ltd., Class A	4,593,838	1,731,241
	Guangshen Railway Co., Ltd., Sponsored ADR	273,430	2,482,744
	Guangshen Railway Co., Ltd., Class H	212,000	38,211
	Guangxi Liugong Machinery Co., Ltd., Class A	354,190	411,533
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	152,811	478,587
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	2,136,800	900,583
	Guangzhou Automobile Group Co., Ltd., Class H	17,298,000	15,700,324
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	1,523,116
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	578,000	1,449,342
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	688,180
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	14,934,370
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	419,400	934,738
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	447,200	698,427
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	133,200	160,735
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	371,676	283,061
	Guizhou Gas Group Corp., Ltd., Class A	80,891	117,978
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	1,125,732	1,178,892
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	926,400	1,160,145
	Guomai Technologies, Inc., Class A	418,400	404,887
	Guorui Properties, Ltd.	8,003,000	783,177
	Guosen Securities Co., Ltd., Class A	1,174,527	2,311,195
*	Guosheng Financial Holding, Inc., Class A	257,924	382,667
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	3,125,211
	Guoyuan Securities Co., Ltd., Class A	771,550	960,459
#*	Haichang Ocean Park Holdings, Ltd.	558,000	35,918
	Haier Smart Home Co., Ltd., Class A	2,528,488	12,413,171
*	Haier Smart Home Co., Ltd., Class H	563,200	2,331,760
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	11,800	38,003
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	4,611,732
	Haitian International Holdings, Ltd.	356,000	1,283,520
	Haitong Securities Co., Ltd., Class H	13,192,800	11,713,224
*	Hand Enterprise Solutions Co., Ltd., Class A	310,700	329,574
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	275,500	1,444,894
	Hangcha Group Co., Ltd., Class A	166,900	504,044
	Hangxiao Steel Structure Co., Ltd., Class A	469,800	266,015
	Hangzhou Century Co., Ltd., Class A	277,800	319,391
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	1,122,007
	Harbin Bank Co., Ltd., Class H	1,611,000	209,372
*	Harbin Electric Co., Ltd., Class H	5,791,474	1,623,439
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	370,900	151,899

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HBIS Resources Co., Ltd., Class A	58,300	$223,180
#*	HC Group, Inc.	2,026,000	270,904
	Health and Happiness H&H International Holdings, Ltd.	438,500	2,136,467
	Hebei Chengde Lolo Co., Class A	247,700	242,977
#	Hebei Construction Group Corp., Ltd., Class H	322,500	134,699
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	353,100	1,349,847
	Hebei Sitong New Metal Material Co., Ltd., Class A	19,500	36,251
	Henan Lingrui Pharmaceutical Co., Class A	400,000	480,550
	Henan Pinggao Electric Co., Ltd., Class A	340,200	335,607
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	58,992
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	612,691
	Henan Yuguang Gold & Lead Co., Ltd., Class A	53,100	46,263
	Henan Zhongyuan Expressway Co., Ltd., Class A	376,900	179,801
	Hengan International Group Co., Ltd.	2,529,000	18,087,454
*	Hengdeli Holdings, Ltd.	14,256,000	495,044
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	211,700	506,287
	Hengli Petrochemical Co., Ltd.,, Class A	2,469,965	14,707,750
	Hengtong Optic-electric Co., Ltd., Class A	654,008	1,241,530
	Hengyi Petrochemical Co., Ltd., Class A	1,545,341	3,100,017
*	Hesteel Co., Ltd., Class A	3,844,300	1,222,851
	Hexing Electrical Co., Ltd., Class A	202,190	398,833
*	Hi Sun Technology China, Ltd.	9,765,000	1,770,321
	Hisense Home Appliances Group Co., Ltd., Class H	405,000	689,402
	HKC Holdings, Ltd.	1,316,155	1,299,584
	Holitech Technology Co., Ltd., Class A	1,226,800	679,398
	Hongda Xingye Co., Ltd., Class A	684,356	305,374
*	Honghua Group, Ltd.	15,729,000	494,668
	Honworld Group, Ltd.	1,002,500	327,787
	Hope Education Group Co., Ltd.	4,296,000	1,466,935
	Hopson Development Holdings, Ltd.	5,282,000	13,479,771
#*	Hua Hong Semiconductor, Ltd.	3,479,000	20,834,761
	Huaan Securities Co., Ltd., Class A	1,331,600	1,381,582
	Huadong Medicine Co., Ltd., Class A	931,918	3,792,289
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,079,100	1,060,846
	Huafon Chemical Co., Ltd., Class A	859,548	1,961,025
	Huafon Microfibre Shanghai Technology Co., Ltd.	680,900	573,210
	Huafu Fashion Co., Ltd., Class A	777,698	489,709
	Huagong Tech Co., Ltd., Class A	203,200	713,762
*	Huanxi Media Group, Ltd.	540,000	105,105
	Huapont Life Sciences Co., Ltd., Class A	469,100	346,274
	Huatai Securities Co., Ltd., Class H	7,150,000	11,363,027
*	Huawen Media Group, Class A	347,100	125,934
	Huaxi Securities Co., Ltd., Class A	1,072,555	1,673,742
	Huaxia Bank Co., Ltd., Class A	4,457,700	4,201,674
	Huaxin Cement Co., Ltd., Class A	691,428	2,090,986
	Huayu Automotive Systems Co., Ltd., Class A	1,269,645	5,837,079
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	276,565
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,614,997	989,988
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	398,494	1,142,896
*	Hubei Kaile Science & Technology Co., Ltd., Class A	340,000	474,240
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	268,600	539,507
*	Huifu Payment, Ltd.	290,400	128,537
	Huishang Bank Corp., Ltd., Class H	1,603,900	539,239
	Hunan Aihua Group Co., Ltd., Class A	97,600	358,469
	Hunan Gold Corp., Ltd., Class A	308,700	371,522
	Hunan New Wellful Co., Ltd., Class A	150,300	180,818
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	1,376,204
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,104,337
*	Hytera Communications Corp., Ltd., Class A	591,700	537,596

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	iDreamSky Technology Holdings, Ltd.	94,400	$48,961
	IKD Co., Ltd., Class A	301,500	671,090
	IMAX China Holding, Inc.	33,100	54,102
	Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	234,047,183
	Industrial Bank Co., Ltd., Class A	7,873,753	28,089,106
	Industrial Securities Co., Ltd., Class A	1,722,840	2,192,014
	Infore Environment Technology Group Co., Ltd., Class A	301,756	376,611
*	Inke, Ltd.	1,693,000	409,734
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	11,650,600	2,068,230
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	86,108
	Inner Mongolia First Machinery Group Co., Ltd., Class A	405,503	668,388
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,342,751	3,032,974
	Inner Mongolia Yitai Coal Co., Ltd., Class H	207,300	134,698
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	248,577
*	Inspur International, Ltd.	246,000	61,730
	Inspur Software Co., Ltd., Class A	99,926	215,526
	Jiajiayue Group Co., Ltd., Class A	220,300	691,875
	Jiangling Motors Corp., Ltd., Class A	265,329	737,983
	Jiangnan Group, Ltd.	14,145,000	656,002
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,743,662	1,869,587
	Jiangsu Eastern Shenghong Co., Ltd., Class A	613,600	1,285,381
	Jiangsu Guotai International Group Co., Ltd., Class A	360,860	336,880
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	2,147,320	1,361,076
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	316,520	432,441
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	168,200	358,378
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	926,261	1,664,375
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	311,400	1,338,131
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,287,832	1,116,785
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,560,374	1,862,868
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,795,597
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,284,700	770,613
	Jiangxi Copper Co., Ltd., Class H	7,171,000	11,780,765
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	418,628
	Jiangxi Zhengbang Technology Co., Ltd., Class A	564,963	1,511,461
	Jiangzhong Pharmaceutical Co., Ltd., Class A	302,480	472,223
	Jiayuan International Group, Ltd.	4,037,776	1,566,655
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	543,856	1,294,081
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	40,791	13,144
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	180,656
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	275,829
	Jingrui Holdings, Ltd.	3,270,000	1,083,326
#*	JinkoSolar Holding Co., Ltd., ADR	378,902	23,488,135
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	670,614	485,238
	Jinneng Science&Technology Co., Ltd., Class A	577,233	1,740,234
	Jinyuan EP Co., Ltd., Class A	283,400	306,614
	Jiuzhitang Co., Ltd., Class A	421,200	500,497
	Jizhong Energy Resources Co., Ltd., Class A	1,185,500	590,967
#	JNBY Design, Ltd.	356,000	412,098
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	1,369,616	2,592,862
*	Jointown Pharmaceutical Group Co., Ltd., Class A	1,368,922	3,998,632
	Joy City Property, Ltd.	18,078,000	1,101,881
#	JOYY, Inc., ADR	315,298	29,020,028
	JSTI Group, Class A	260,875	222,763
	Ju Teng International Holdings, Ltd.	6,058,249	1,713,577
	Juneyao Airlines Co., Ltd., Class A	150,100	251,255
*	Kai Yuan Holdings, Ltd.	41,600,000	241,817
	Kaisa Group Holdings, Ltd.	21,930,632	10,098,978
#	Kaisa Prosperity Holdings, Ltd.	107,500	273,084

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kangda International Environmental Co., Ltd.	4,654,000	$396,013
#*	Kasen International Holdings, Ltd.	2,592,000	343,164
	Kingboard Holdings, Ltd.	6,497,845	26,478,953
	Kingboard Laminates Holdings, Ltd.	8,703,500	13,977,875
	KingClean Electric Co., Ltd., Class A	79,609	351,022
	Kingsoft Corp., Ltd.	2,125,000	16,380,730
	Konka Group Co., Ltd., Class A	271,000	270,177
	KPC Pharmaceuticals, Inc., Class A	364,200	471,517
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	962,978
	Kunlun Energy Co., Ltd.	32,420,000	27,630,370
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	183,085	283,690
	KWG Group Holdings, Ltd.	13,954,500	18,489,021
*	KWG Living Group Holdings, Ltd.	6,977,250	7,352,289
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	416,400	397,270
	Lao Feng Xiang Co., Ltd., Class A	123,154	868,024
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	9,753,283
	Lee's Pharmaceutical Holdings, Ltd.	1,039,500	652,803
	Legend Holdings Corp., Class H	2,487,600	3,942,195
	Lenovo Group, Ltd.	28,188,000	32,809,214
	Leo Group Co., Ltd., Class A	2,336,500	1,135,126
	Leyard Optoelectronic Co., Ltd., Class A	966,400	939,633
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,387,519
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	618,088	1,117,683
*	Lier Chemical Co., Ltd., Class A	127,700	497,173
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	170,333
	Liuzhou Iron & Steel Co., Ltd., Class A	249,200	214,042
	Livzon Pharmaceutical Group, Inc., Class H	372,100	1,374,300
	Logan Group Co., Ltd.	387,000	577,632
	Lomon Billions Group Co., Ltd., Class A	668,233	4,101,232
	Loncin Motor Co., Ltd., Class A	1,187,800	555,259
	Long Yuan Construction Group Co., Ltd., Class A	565,700	444,012
	Longfor Group Holdings, Ltd.	7,630,500	42,970,927
	Longshine Technology Group Co., Ltd., Class A	137,802	283,460
	Lonking Holdings, Ltd.	20,876,000	6,927,870
	Luenmei Quantum Co., Ltd., Class A	519,200	776,851
	Luoniushan Co., Ltd., Class A	661,991	836,220
	Luxi Chemical Group Co., Ltd., Class A	608,000	1,115,145
#	Luye Pharma Group, Ltd.	11,745,000	5,877,646
	LVGEM China Real Estate Investment Co., Ltd.	750,000	213,333
	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	1,488,780
*	Macrolink Culturaltainment Development Co., Ltd., Class A	59,400	18,799
*	Maoyan Entertainment	264,800	429,104
	Maoye International Holdings, Ltd.	7,796,000	341,153
*	Markor International Home Furnishings Co., Ltd., Class A	928,600	786,420
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	99,200	289,194
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	2,575,566
	Min Xin Holdings, Ltd.	708,418	356,141
	Ming Yang Smart Energy Group, Ltd., Class A	376,000	1,170,628
*	Mingfa Group International Co., Ltd.	608,000	55,677
	Minmetals Land, Ltd.	10,991,205	1,243,358
	Minsheng Education Group Co., Ltd.	448,000	80,722
	Minth Group, Ltd.	3,478,000	15,875,249
	Misho Ecology & Landscape Co., Ltd., Class A	218,500	179,768
	MLS Co., Ltd., Class A	513,262	1,262,162
*	MMG, Ltd.	13,464,000	5,187,932
	MOBI Development Co., Ltd.	1,556,000	119,903
	Modern Land China Co., Ltd.	3,187,200	348,823
	Momo, Inc., Sponsored ADR	490,739	7,498,492
*	Myhome Real Estate Development Group Co., Ltd., Class A	81,500	23,302

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MYS Group Co., Ltd., Class A	393,300	$214,238
	NanJi E-Commerce Co., Ltd., Class A	399,700	603,452
	Nanjing Iron & Steel Co., Ltd., Class A	879,300	412,763
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	570,500	831,146
	NARI Technology Co., Ltd., Class A	1,263,100	5,733,405
*	Nature Home Holding Co., Ltd.	1,901,000	237,827
	NavInfo Co., Ltd., Class A	404,200	934,822
	NetDragon Websoft Holdings, Ltd.	992,500	2,344,085
	New China Life Insurance Co., Ltd., Class H	2,507,000	9,319,726
	New Hope Liuhe Co., Ltd., Class A	1,780,464	5,808,654
*	New World Department Store China, Ltd.	3,486,000	488,963
	Newland Digital Technology Co., Ltd., Class A	352,060	705,145
	Nexteer Automotive Group, Ltd.	6,068,000	9,729,929
	Nine Dragons Paper Holdings, Ltd.	16,927,000	26,076,162
	Ningbo Huaxiang Electronic Co., Ltd., Class A	364,355	858,541
	Ningbo Joyson Electronic Corp., Class A	553,641	2,269,292
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,400	283,382
	Ningbo Yunsheng Co., Ltd., Class A	221,200	229,686
	Ningbo Zhoushan Port Co., Ltd., Class A	1,959,600	1,157,785
	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	64,632
	Norinco International Cooperation, Ltd., Class A	92,800	97,716
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	359,976
*	Northeast Pharmaceutical Group Co., Ltd., Class A	454,424	340,626
	Northeast Securities Co., Ltd., Class A	765,100	1,046,011
#*	NVC International Holdings, Ltd.	5,629,000	119,405
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	775,855
	OFILM Group Co., Ltd., Class A	1,305,500	2,066,900
*	OneSmart International Education Group, Ltd., ADR	5,304	19,837
	ORG Technology Co., Ltd., Class A	579,600	388,434
*	Orient Group, Inc., Class A	647,440	314,083
	Orient Securities Co., Ltd., Class H	3,067,600	2,158,586
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,229,286
*	Ourpalm Co., Ltd., Class A	878,900	753,136
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	218,212
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,100,200	331,024
	PAX Global Technology, Ltd.	5,812,000	5,708,606
	PCI-Suntek Technology Co., Ltd., Class A	582,600	625,344
	People's Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	9,879,078
#	PetroChina Co., Ltd., ADR	102,992	3,133,017
	PetroChina Co., Ltd., Class H	176,780,000	53,313,287
	PICC Property & Casualty Co., Ltd., Class H	45,981,000	33,400,961
	Ping An Bank Co., Ltd., Class A	7,206,229	25,694,798
	Ping An Insurance Group Co. of China, Ltd., Class H	453,000	5,335,334
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	1,583,303	1,196,131
*	Polaris Bay Group Co., Ltd., Class A	568,670	945,474
	Poly Culture Group Corp., Ltd., Class H	402,000	224,998
	Poly Property Group Co., Ltd.	20,286,488	5,832,302
	Postal Savings Bank of China Co., Ltd., Class H	44,883,000	32,021,874
*	Pou Sheng International Holdings, Ltd.	8,492,000	1,803,060
	Power Construction Corp. of China, Ltd., Class A	5,627,420	3,283,297
	Powerlong Real Estate Holdings, Ltd.	13,341,000	8,701,656
#	PW Medtech Group, Ltd.	1,439,000	92,547
#	Q Technology Group Co., Ltd.	1,983,000	4,015,264
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	233,456
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	171,436	390,468
	Qingdao Hanhe Cable Co., Ltd., Class A	1,114,800	622,231
	Qingdao Port International Co., Ltd., Class H	984,000	568,799
	Qingdao Topscomm Communication, Inc., Class A	193,580	245,909
	Qingling Motors Co., Ltd., Class H	6,374,000	1,289,393

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qinhuangdao Port Co., Ltd., Class H	209,000	$35,038
#*	Qudian, Inc., Sponsored ADR	362,937	729,503
*	Qunxing Paper Holdings Co., Ltd.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	588,176	661,486
	Raisecom Technology Co., Ltd., Class A	164,000	212,986
	Rastar Group, Class A	653,946	331,832
*	Realcan Pharmaceutical Group Co., Ltd., Class A	467,929	336,109
	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,228,509
#	Redco Properties Group, Ltd.	968,000	325,596
	Redsun Properties Group, Ltd.	1,497,000	500,283
	Renhe Pharmacy Co., Ltd., Class A	672,100	581,510
*	REXLot Holdings, Ltd.	67,831,618	34,120
	RiseSun Real Estate Development Co., Ltd., Class A	1,888,376	1,830,649
	Rongan Property Co., Ltd., Class A	2,086,100	865,020
	Ronshine China Holdings, Ltd.	2,413,000	1,596,586
	Runjian Co., Ltd., Class A	34,200	115,181
	SAIC Motor Corp, Ltd., Class A	1,795,973	6,075,784
	Sailun Group Co., Ltd., Class A	1,632,000	2,216,160
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	131,000	69,447
	Sansteel Minguang Co., Ltd. Fujian, Class A	951,380	930,998
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	4,449,055
*	Saurer Intelligent Technology Co., Ltd., Class A	357,100	159,909
	Sealand Securities Co., Ltd., Class A	1,779,595	1,418,632
	Seazen Group, Ltd.	1,756,000	1,608,080
	Seazen Holdings Co., Ltd. , Class A	1,012,915	6,605,480
	SGIS Songshan Co., Ltd., Class A	773,600	474,427
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	5,845,117
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,635,900	1,209,095
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	794,784	2,725,258
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,594,746
	Shandong Gold Mining Co., Ltd., Class H	982,000	2,053,338
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	130,187
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	764,592	4,603,858
	Shandong Humon Smelting Co., Ltd., Class A	275,500	543,240
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	232,546	736,450
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	2,951,609
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	389,046	745,093
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	232,600	478,704
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,898,350	1,489,383
	Shandong New Beiyang Information Technology Co., Ltd., Class A	280,600	437,139
	Shandong Publishing & Media Co., Ltd., Class A	290,233	253,368
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,227,281	2,994,495
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	7,436,000	13,887,228
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	337,498
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	346,440	545,185
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,979,100	531,297
	Shanghai AJ Group Co., Ltd., Class A	869,352	918,109
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	51,650	207,504
*	Shanghai Electric Group Co., Ltd., Class H	11,536,000	4,211,927
	Shanghai Environment Group Co., Ltd., Class A	300,489	507,465
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	120,600	388,683
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,731,000	7,776,127
	Shanghai Industrial Development Co., Ltd., Class A	986,190	690,569
	Shanghai Industrial Holdings, Ltd.	3,937,918	5,395,878
	Shanghai Industrial Urban Development Group, Ltd.	21,416,501	2,039,076
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,782,274
	Shanghai Jahwa United Co., Ltd., Class A	220,300	1,347,802
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,896,000	2,639,941
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	237,150	1,900,749

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lingang Holdings Corp., Ltd., Class A	261,800	$767,489
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	450,558	728,957
	Shanghai Maling Aquarius Co., Ltd., Class A	450,140	621,903
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	175,890	512,109
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,598,300	11,405,117
*	Shanghai Phichem Material Co., Ltd., Class A	136,300	310,268
	Shanghai Pudong Development Bank Co., Ltd., Class A	9,573,978	14,730,849
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	162,593	141,935
	Shanghai RAAS Blood Products Co., Ltd., Class A	2,014,386	2,249,838
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	44,000	182,491
	Shanghai Shimao Co., Ltd., Class A	624,696	423,702
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	485,500	637,383
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	83,695	614,829
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	129,622
	Shanghai Tunnel Engineering Co., Ltd., Class A	370,334	296,258
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	119,800	249,158
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,055,262	1,704,999
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	474,600	1,263,319
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	286,200	199,225
	Shanxi Blue Flame Holding Co., Ltd., Class A	315,028	280,674
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,514,935	1,127,086
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	1,040,880	877,240
*	Shanxi Meijin Energy Co., Ltd., Class A	1,348,132	1,474,382
	Shanxi Securities Co., Ltd., Class A	1,173,460	1,411,478
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,594,900	876,427
*	Shanying International Holding Co., Ltd., Class A	1,210,500	566,083
*	Shenghe Resources Holding Co., Ltd., Class A	36,360	90,351
*	Shengjing Bank Co., Ltd., Class H	481,000	442,421
	Shenguan Holdings Group, Ltd.	3,610,000	137,089
	Shenwan Hongyuan Group Co., Ltd., Class H	4,377,600	1,187,382
	Shenzhen Agricultural Products Group Co., Ltd., Class A	1,145,604	996,795
	Shenzhen Airport Co., Ltd., Class A	492,100	594,787
	Shenzhen Aisidi Co., Ltd., Class A	375,900	611,768
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	430,400	202,717
	Shenzhen Comix Group Co., Ltd., Class A	105,400	193,834
	Shenzhen Ellassay Fashion Co., Ltd., Class A	29,500	62,028
	Shenzhen FRD Science & Technology Co., Ltd.	62,702	171,732
	Shenzhen Gas Corp., Ltd., Class A	760,100	737,790
	Shenzhen Gongjin Electronics Co., Ltd., Class A	269,900	367,179
	Shenzhen Grandland Group Co., Ltd., Class A	108,000	45,009
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	290,220	833,156
	Shenzhen Heungkong Holding Co., Ltd., Class A	640,300	173,801
	Shenzhen International Holdings, Ltd.	5,854,583	9,644,404
	Shenzhen Investment, Ltd.	26,974,414	8,909,456
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	1,059,035
	Shenzhen Kinwong Electronic Co., Ltd., Class A	194,540	790,579
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,403,328
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,280,948	692,494
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	3,462,792
	Shenzhen SDG Information Co., Ltd., Class A	337,800	389,231
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	296,908	568,700
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	469,809
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	241,100	229,780
	Shenzhen World Union Group, Inc., Class A	1,998,641	1,254,379
	Shenzhen Yinghe Technology Co., Ltd., Class A	139,958	438,397
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	260,300	319,008
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	107,294	544,288
	Shenzhen Zhenye Group Co., Ltd., Class A	780,600	585,712
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	541,842

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	683,200	$557,865
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	599,589	2,274,983
	Shimao Group Holdings, Ltd.	11,632,035	33,632,218
	Shinva Medical Instrument Co., Ltd., Class A	159,000	317,562
	Shougang Fushan Resources Group, Ltd.	15,782,277	3,722,242
*	Shouhang High-Tech Energy Co., Ltd., Class A	354,500	93,032
	Shui On Land, Ltd.	31,958,303	4,729,998
*	Siasun Robot & Automation Co., Ltd., Class A	306,800	562,920
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	1,233,800	251,363
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	738,855	2,173,310
	Sichuan Languang Development Co., Ltd., Class A	2,633,200	1,713,609
	Sichuan Shuangma Cement Co., Ltd., Class A	164,600	335,883
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	72,998	172,594
	Sieyuan Electric Co., Ltd., Class A	182,700	588,237
#	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	3,204,896
#*	Silver Grant International Holdings Group, Ltd.	6,324,804	717,039
#*	SINA Corp.	252,489	10,559,090
	Sino Biopharmaceutical, Ltd.	35,252,000	32,726,532
	Sinochem International Corp., Class A	575,231	427,622
	Sinofert Holdings, Ltd.	13,934,000	1,664,451
	Sinolink Securities Co., Ltd., Class A	612,600	1,342,621
*	Sinolink Worldwide Holdings, Ltd.	9,156,508	405,376
	Sinoma International Engineering Co., Class A	417,000	555,951
	Sinoma Science & Technology Co., Ltd., Class A	624,062	2,428,887
	Sinomach Automobile Co., Ltd., Class A	510,561	371,718
	Sino-Ocean Group Holding, Ltd.	26,236,602	5,288,039
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	5,038,188
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,124,894
*	Sinopec Oilfield Service Corp., Class H	2,466,000	190,230
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	300,918
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,028,000	3,984,680
	Sinopharm Group Co., Ltd., Class H	8,140,000	19,948,302
#*	Sinosoft Technology Group, Ltd.	2,054,000	386,658
	Sinotrans, Ltd., Class H	21,554,000	7,236,109
	Sinotruk Hong Kong, Ltd.	6,565,335	20,455,309
	Skyfame Realty Holdings, Ltd.	684,000	83,719
	Skyworth Digital Co., Ltd., Class A	450,948	499,355
*	Skyworth Group, Ltd.	9,558,116	2,787,545
*	Sogou, Inc., ADR	86,424	714,726
*	SOHO China, Ltd.	19,201,388	5,744,393
*	Solargiga Energy Holdings, Ltd.	6,266,000	412,457
	SooChow Securities Co., Ltd., Class A	771,100	1,040,263
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	455,533
	Spring Airlines Co., Ltd., Class A	282,941	2,575,370
*	SPT Energy Group, Inc.	4,862,000	177,649
#	SSY Group, Ltd.	4,174,000	2,195,609
*	Starrise Media Holdings, Ltd.	270,000	6,804
	Sun King Technology Group, Ltd.	494,000	176,347
	Sunac China Holdings, Ltd.	11,608,000	43,127,990
*	Sunac Services Holdings, Ltd.	373,487	1,050,142
	Sunflower Pharmaceutical Group Co., Ltd., Class A	266,300	531,694
	Sunfly Intelligent Technology Co., Ltd., Class A	92,200	157,617
	Suning Universal Co., Ltd., Class A	1,450,705	867,795
	Suning.com Co., Ltd., Class A	1,980,900	2,022,567
	Sunshine 100 China Holdings, Ltd.	249,000	39,958
	Sunward Intelligent Equipment Co., Ltd., Class A	279,300	330,713
	Sunwave Communications Co., Ltd., Class A	271,570	231,065
*	Suzhou Anjie Technology Co., Ltd., Class A	112,900	273,739
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	447,400	246,562

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	522,900	$1,755,439
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	936,658
*	Tahoe Group Co., Ltd., Class A	803,106	331,005
	Tangshan Jidong Cement Co., Ltd., Class A	476,244	996,968
	TangShan Port Group Co., Ltd., Class A	1,421,690	507,548
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	1,198,676
*	Taung Gold International, Ltd.	5,980,000	17,703
	TBEA Co., Ltd., Class A	879,959	1,728,737
	TCL Electronics Holdings, Ltd.	6,562,666	5,610,339
	TCL Technology Group Corp., Class A	3,664,735	4,844,509
*	Tech-Bank Food Co., Ltd., Class A	959,750	2,112,652
*	Tencent Music Entertainment Group, ADR	774,913	20,612,686
#	Texhong Textile Group, Ltd.	2,055,500	2,177,610
	Tian An China Investment Co., Ltd.	4,076,000	2,436,705
	Tian Di Science & Technology Co., Ltd., Class A	992,900	444,471
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	152,937
	Tiangong International Co., Ltd.	4,350,000	2,441,302
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	24,000	10,563
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,996,711	1,255,058
	Tianjin Guangyu Development Co., Ltd., Class A	922,700	788,067
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,287,953
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	196,749	522,049
	Tianma Microelectronics Co., Ltd., Class A	856,224	2,117,931
#	Tianneng Power International, Ltd.	7,140,000	14,079,823
	Tianyun International Holdings, Ltd.	830,000	163,657
*	Tibet Summit Resources Co., Ltd., Class A	241,500	404,788
	Tibet Tianlu Co., Ltd., Class A	242,700	239,477
*	Time Watch Investments, Ltd.	92,000	8,533
	Tingyi Cayman Islands Holding Corp.	6,050,000	12,021,603
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	668,718
	Tomson Group, Ltd.	3,468,526	989,989
	Tong Ren Tang Technologies Co., Ltd., Class H	2,362,000	1,489,718
*	Tongcheng-Elong Holdings, Ltd.	1,970,400	3,511,954
	Tongda Group Holdings, Ltd.	45,560,000	3,101,735
	Tongkun Group Co., Ltd., Class A	547,222	1,958,070
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	424,000	177,942
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	880,937
	Tongwei Co., Ltd., Class A	551,300	3,900,290
	Tonly Electronics Holdings, Ltd.	15,000	22,749
#	Top Spring International Holdings, Ltd.	146,000	21,944
*	Topsec Technologies Group, Inc., Class A	250,515	803,577
	Transfar Zhilian Co., Ltd., Class A	1,128,500	1,048,620
	TravelSky Technology, Ltd., Class H	881,000	1,962,972
*	Trigiant Group, Ltd.	4,254,000	442,817
*	Trip.com Group, Ltd., ADR	2,378,359	75,703,167
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
	Tsingtao Brewery Co., Ltd., Class H	170,000	1,639,428
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	508,145
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	377,920	327,939
	Unilumin Group Co., Ltd., Class A	406,300	505,712
	Uni-President China Holdings, Ltd.	2,120,000	2,562,767
	Unisplendour Corp., Ltd., Class A	1,274,160	4,044,077
#*	United Energy Group, Ltd.	1,726,000	268,576
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	738,637	1,884,287
*	V1 Group, Ltd.	6,098,000	306,174
	Valiant Co., Ltd., Class A	12,000	40,090
	Vats Liquor Chain Store Management JSC, Ltd., Class A	96,400	371,005
	Vatti Corp., Ltd., Class A	700,850	853,112

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Vinda International Holdings, Ltd.	846,000	$2,853,527
*	Vipshop Holdings, Ltd., ADR	734,300	20,134,506
*	Wanda Film Holding Co., Ltd., Class A	453,334	1,500,204
	Wangfujing Group Co., Ltd., Class A	170,700	844,147
	Wangneng Environment Co., Ltd., Class A	81,100	185,136
	Wangsu Science & Technology Co., Ltd., Class A	837,700	775,268
	Want Want China Holdings, Ltd.	9,754,000	7,004,442
	Wanxiang Qianchao Co., Ltd., Class A	1,400,160	1,004,134
	Wasion Holdings, Ltd.	4,676,000	1,425,312
	Wasu Media Holding Co., Ltd., Class A	341,086	423,929
#*	Weibo Corp., Sponsored ADR	110,965	5,057,785
	Weichai Power Co., Ltd., Class H	4,451,000	13,127,517
	Weifu High-Technology Group Co., Ltd., Class A	168,400	594,944
	Weiqiao Textile Co., Class H	3,592,500	804,938
	Wens Foodstuffs Group Co., Ltd., Class A	2,850,445	7,469,896
	West China Cement, Ltd.	25,344,000	3,681,400
	Western Securities Co., Ltd., Class A	927,448	1,415,435
	Wisdom Education International Holdings Co., Ltd.	988,000	473,732
	Wolong Electric Group Co., Ltd., Class A	363,300	689,772
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	975,269
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	322,753
	Wuhan Department Store Group Co., Ltd., Class A	430,300	689,913
*	Wuhan P&S Information Technology Co., Ltd., Class A	497,200	269,131
	Wuhu Token Science Co., Ltd., Class A	802,700	931,145
*	Wutong Holding Group Co., Ltd., Class A	448,000	231,065
	Wuxi Taiji Industry Co., Ltd., Class A	733,524	920,669
	XCMG Construction Machinery Co., Ltd., Class A	3,681,900	3,046,340
	XGD, Inc., Class A	150,800	215,592
	Xiamen C & D, Inc., Class A	978,400	1,167,984
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	357,900	799,497
	Xiamen International Airport Co., Ltd., Class A	10,700	26,980
	Xiamen International Port Co., Ltd., Class H	7,708,000	1,199,095
	Xiamen ITG Group Corp., Ltd., Class A	525,902	497,978
	Xiamen Tungsten Co., Ltd., Class A	299,740	817,553
	Xiamen Xiangyu Co., Ltd., Class A	517,700	417,998
	Xiandai Investment Co., Ltd., Class A	184,100	121,744
	Xilinmen Furniture Co., Ltd., Class A	224,100	633,474
	Xinfengming Group Co., Ltd., Class A	144,260	405,317
	Xingda International Holdings, Ltd.	8,900,195	2,443,535
	Xingfa Aluminium Holdings, Ltd.	435,000	433,647
	Xinhu Zhongbao Co., Ltd., Class A	2,810,943	1,307,682
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,766,000	1,088,408
	Xinjiang Communications Construction Group Co., Ltd., Class A	89,300	140,332
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,263,200	4,714,462
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	699,647
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	46,000	3,907
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	387,600	487,050
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	776,737
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	313,100	914,512
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	591,817
	Xinyuan Real Estate Co., Ltd., ADR	264,887	603,942
	Xtep International Holdings, Ltd.	8,431,588	3,771,665
	Xuji Electric Co., Ltd., Class A	233,200	469,384
*	Yanchang Petroleum International, Ltd.	12,800,000	61,322
	Yango Group Co., Ltd., Class A	1,683,600	1,574,542
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	199,900	1,150,368
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	296,888	1,966,289
	Yanzhou Coal Mining Co., Ltd., Class H	16,454,000	12,718,330
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,646,200	1,893,629

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co., Ltd., Class A	544,900	$1,535,223
	Yintai Gold Co., Ltd., Class A	980,174	1,200,207
	Yip's Chemical Holdings, Ltd.	842,000	325,111
*	Yiren Digital, Ltd., Sponsored ADR	111,530	385,894
	Yixintang Pharmaceutical Group Co., Ltd., Class A	400,123	2,378,439
	Yonghui Superstores Co., Ltd., Class A	4,188,000	4,413,527
	Yotrio Group Co., Ltd., Class A	1,258,400	674,038
	Youngor Group Co., Ltd., Class A	1,650,413	1,809,989
*	Youyuan International Holdings, Ltd.	4,485,251	28,231
	Youzu Interactive Co., Ltd., Class A	318,800	634,459
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	427,900	1,189,355
	Yuexiu Property Co., Ltd.	66,198,786	12,931,229
	Yum China Holdings, Inc.	47,379	2,686,863
	Yunda Holding Co., Ltd., Class A	932,989	2,440,039
*	Yunnan Aluminium Co., Ltd., Class A	838,700	974,660
	Yunnan Baiyao Group Co Ltd, Class A	263,127	5,401,158
*	Yunnan Copper Co., Ltd., Class A	483,200	963,709
*	Yunnan Tin Co., Ltd., Class A	466,300	883,909
	Yuzhou Group Holdings Co., Ltd.	22,739,677	7,919,842
	Zhaojin Mining Industry Co., Ltd., Class H	111,500	119,968
	Zhefu Holding Group Co., Ltd., Class A	706,800	519,736
*	Zhejiang Century Huatong Group Co., Ltd., Class A	3,320,391	3,182,826
	Zhejiang Chint Electrics Co., Ltd., Class A	1,010,503	5,770,503
	Zhejiang Communications Technology Co., Ltd.	294,400	230,082
	Zhejiang Crystal-Optech Co., Ltd., Class A	409,505	675,092
	Zhejiang Dahua Technology Co., Ltd., Class A	1,251,923	4,706,080
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	126,864	272,794
#*	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	650,665	817,088
	Zhejiang Hangmin Co., Ltd., Class A	625,181	537,923
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,033,800	1,232,215
	Zhejiang Huace Film & TV Co., Ltd., Class A	333,832	356,064
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	395,400	496,357
	Zhejiang Jianfeng Group Co., Ltd., Class A	17,100	33,976
*	Zhejiang Jingu Co., Ltd., Class A	579,000	700,885
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	338,793	511,642
	Zhejiang Juhua Co., Ltd., Class A	505,207	687,682
	Zhejiang Longsheng Group Co., Ltd., Class A	1,662,033	3,512,513
	Zhejiang Medicine Co., Ltd., Class A	641,500	1,347,497
*	Zhejiang Narada Power Source Co., Ltd., Class A	206,300	385,362
	Zhejiang NHU Co., Ltd., Class A	1,126,497	6,456,343
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,366,077	1,183,919
	Zhejiang Runtu Co., Ltd., Class A	287,230	432,516
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	315,600	1,711,803
	Zhejiang Semir Garment Co., Ltd., Class A	538,299	715,233
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	1,340,900	1,140,649
	Zhejiang Wanliyang Co., Ltd., Class A	317,541	362,272
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	165,900	287,280
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	217,279
	Zhejiang Yankon Group Co., Ltd., Class A	91,700	49,953
	Zhejiang Yasha Decoration Co., Ltd., Class A	749,426	1,021,384
*	Zhejiang Yongtai Technology Co., Ltd., Class A	209,212	300,818
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	1,930,919
	Zhengzhou Yutong Bus Co., Ltd., Class A	493,800	1,061,772
	Zhenro Properties Group, Ltd.	2,124,000	1,239,892
	Zhong An Group, Ltd.	14,548,600	542,357
	Zhongjin Gold Corp., Ltd., Class A	1,419,802	1,839,547
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	567,100	369,579
*	Zhongtian Financial Group Co., Ltd., Class A	2,289,900	952,938

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyuan Environment-Protection Co., Ltd., Class A	35,800	$33,743
#	Zhou Hei Ya International Holdings Co., Ltd.	1,192,500	1,303,169
*	Zhuhai Holdings Investment Group, Ltd.	56,000	21,242
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	770,500	3,858,847
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	1,507,652
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	707,835
	Zijin Mining Group Co., Ltd., Class H	12,328,000	13,608,449
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,877,400	12,131,262
	ZTE Corp., Class H	2,876,200	8,138,900
	ZTO Express Cayman, Inc., ADR	225,059	7,444,952
TOTAL CHINA			4,889,125,179
COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	154,518
*	Corp. Financiera Colombiana SA	30,986	279,733
	Grupo Argos SA	1,529,091	5,698,202
	Grupo de Inversiones Suramericana SA	1,494,557	9,505,855
	Grupo Nutresa SA	139,508	953,766
	Mineros SA	128,115	154,319
TOTAL COLOMBIA			16,746,393
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	1,102,915	26,447,795
GREECE — (0.2%)
*	Aegean Airlines SA	60,743	302,687
*	Alpha Bank AE	6,617,602	5,987,289
	Autohellas Tourist and Trading SA	37,423	249,442
	Bank of Greece	37,213	701,825
*	Ellaktor SA	949,748	1,605,944
*	Eurobank Ergasias Services and Holdings SA, Class A	4,214,090	2,783,411
*	Fourlis Holdings SA	42,414	193,766
*	GEK Terna Holding Real Estate Construction SA	23,558	204,398
	Hellenic Petroleum SA	146,437	972,154
*	Intracom Holdings SA	437,466	401,544
*	LAMDA Development SA	67,966	521,873
	Motor Oil Hellas Corinth Refineries SA	8,934	125,583
	Mytilineos SA	422,906	6,157,414
*	National Bank of Greece SA	3,009,528	7,062,679
*	Piraeus Financial Holdings SA	1,707,993	1,849,809
	Titan Cement International SA	51,194	896,256
TOTAL GREECE			30,016,074
HONG KONG — (0.1%)
*	Anxin-China Holdings, Ltd.	6,152,000	0
#	Atlas Corp.	755,069	8,486,976
#*	Beijing Energy International Holding Co., Ltd.	4,182,000	134,415
	China Huiyuan Juice Group, Ltd.	4,269,983	193,087
	China New Higher Education Group, Ltd.	1,986,000	1,319,055
	Fiber Optic Center, Inc.	3,598,000	24,363
*	GR Properties, Ltd.	488,000	59,022
	Hua Han Health Industry Holdings, Ltd.	17,852,160	690,762
*	Karce International Holdings Open	640,000	0
*	Mobvista, Inc.	257,000	198,972
#	Prinx Chengshan Cayman Holding, Ltd.	156,500	164,709
	Real Gold Mining, Ltd.	3,137,500	106,428
#	Shoucheng Holdings, Ltd.	10,423,683	2,490,087
	Tenwow International Holdings, Ltd.	2,984,000	109,688

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wharf Holdings, Ltd. (The)	57,000	$125,417
TOTAL HONG KONG			14,102,981
HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,692,311	27,726,634
	Richter Gedeon Nyrt	112,258	3,162,250
TOTAL HUNGARY			30,888,884
INDIA — (11.0%)
	Aarti Drugs, Ltd.	54,628	507,509
	ACC, Ltd.	330,940	7,261,841
	Adani Enterprises, Ltd.	936,724	6,421,502
*	Adani Green Energy, Ltd.	1,114,338	15,638,780
	Adani Ports & Special Economic Zone, Ltd.	66,956	467,022
*	Adani Power, Ltd.	2,362,845	1,661,170
	Adani Total Gas, Ltd.	187,710	974,345
*	Adani Transmissions, Ltd.	571,651	3,611,008
*	Aditya Birla Capital, Ltd.	2,879,031	3,195,090
	Advanced Enzyme Technologies, Ltd.	26,799	117,133
	Alembic, Ltd.	483,755	615,250
	Allcargo Logistics, Ltd.	498,591	888,911
	Amara Raja Batteries, Ltd.	4,029	50,616
	Ambuja Cements, Ltd.	4,057,634	13,534,938
*	Amtek Auto, Ltd.	941,223	6,652
*	Anant Raj Global, Ltd.	263,704	80,420
	Apar Industries, Ltd.	19,314	95,707
	Apollo Tyres, Ltd.	1,942,429	5,215,490
*	Arvind Fashions, Ltd.	359,416	711,791
*	Arvind, Ltd.	830,228	606,507
	Ashok Leyland, Ltd.	5,216,139	7,851,205
	Aurobindo Pharma, Ltd.	2,041,438	25,292,651
*	Axis Bank, Ltd.	8,523,857	77,659,381
	Bajaj Holdings & Investment, Ltd.	323,087	14,302,361
	Balmer Lawrie & Co., Ltd.	576,198	935,000
*	Balrampur Chini Mills, Ltd.	1,233,731	2,866,639
*	Bank of Baroda	4,804,501	4,484,395
*	Bank of Maharashtra	578,945	119,207
	BEML, Ltd.	81,747	1,018,374
	Bharat Dyanamics, Ltd.	2,665	12,110
	Bharat Electronics, Ltd.	4,584,348	8,119,046
	Bharat Forge, Ltd.	9,291	74,540
*	Bharat Heavy Electricals, Ltd.	5,700,069	2,815,040
	Bharti Airtel, Ltd.	5,705,304	43,101,246
	Birla Corp., Ltd.	158,657	1,558,456
	Birlasoft, Ltd.	1,151,377	3,929,587
	Bodal Chemicals, Ltd.	146,947	142,367
	Borosil Renewables, Ltd.	12,105	45,377
*	Borosil, Ltd.	12,105	30,112
	Brigade Enterprises, Ltd.	393,558	1,284,881
	BSE, Ltd.	119,329	959,958
	Cadila Healthcare, Ltd.	399,189	2,463,864
	Can Fin Homes, Ltd.	239,305	1,571,478
*	Canara Bank	1,449,186	2,638,298
*	Capacit'e Infraprojects, Ltd.	41,710	93,058
	Ceat, Ltd.	165,941	3,347,865
	Century Textiles & Industries, Ltd.	12,794	72,904
*	CG Power and Industrial Solutions, Ltd.	2,437,294	1,324,675
	Chambal Fertilizers & Chemicals, Ltd.	891,271	2,921,504

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Chennai Super Kings Cricket, Ltd.	5,080,767	$29,380
	Cholamandalam Financial Holdings, Ltd.	420,899	2,860,456
	Cipla, Ltd.	896,605	10,158,986
	City Union Bank, Ltd.	1,402,995	3,267,012
	Cochin Shipyard, Ltd.	26,896	128,254
*	Coffee Day Enterprises, Ltd.	161,329	43,693
	Container Corp. Of India, Ltd.	357,502	2,137,843
	Cyient, Ltd.	124,698	1,024,716
	Dalmia Bharat, Ltd.	284,948	4,464,268
	DB Corp., Ltd.	113,948	127,550
*	DCB Bank, Ltd.	1,226,347	1,684,084
	DCM Shriram, Ltd.	342,375	2,039,600
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	278,985	592,932
	Delta Corp., Ltd.	51,743	104,720
	Dhampur Sugar Mills, Ltd.	189,843	416,406
	Dhani Services, Ltd.	23,401	107,627
	Dilip Buildcon, Ltd.	108,385	627,731
*	Dish TV India, Ltd.	2,132,040	357,424
*	Dishman Carbogen Amcis, Ltd.	492,048	826,893
	DLF, Ltd.	2,412,108	8,439,510
#	Dr Reddy's Laboratories, Ltd., ADR	85,627	5,247,223
*	DRC Systems India Pvt, Ltd.	4,728	809
	eClerx Services, Ltd.	13,413	179,649
*	Edelweiss Financial Services, Ltd.	1,424,853	1,223,385
*	EID Parry India, Ltd.	596,304	2,792,877
*	EIH, Ltd.	422,487	536,901
	Engineers India, Ltd.	174,931	174,132
	EPL, Ltd.	93,215	311,797
	Escorts, Ltd.	190,424	3,143,578
	Excel Industries, Ltd.	1,169	13,337
	Exide Industries, Ltd.	280,804	738,863
	FDC, Ltd.	69,318	275,791
*	Federal Bank, Ltd.	10,486,940	10,407,423
	Finolex Cables, Ltd.	513,719	2,584,252
	Finolex Industries, Ltd.	148,359	1,177,597
	Firstsource Solutions, Ltd.	1,796,446	2,146,400
*	Fortis Healthcare, Ltd.	2,152,079	4,762,667
	GAIL India, Ltd.	11,699,118	19,990,712
	Gateway Distriparks, Ltd.	325,127	701,059
*	General Insurance Corp. of India	111,280	200,957
*	GFL, Ltd.	199,658	239,600
	GHCL, Ltd.	257,525	718,017
	Glenmark Pharmaceuticals, Ltd.	1,080,798	6,993,494
	Godfrey Phillips India, Ltd.	85,898	1,074,686
	Granules India, Ltd.	883,816	4,053,777
	Graphite India, Ltd.	20,799	89,596
	Grasim Industries, Ltd.	1,544,047	22,415,834
	Great Eastern Shipping Co., Ltd. (The)	503,782	1,806,922
*	Greaves Cotton, Ltd.	355,301	413,674
	Gujarat Alkalies & Chemicals, Ltd.	176,303	781,691
	Gujarat Ambuja Exports, Ltd.	280,132	542,155
*	Gujarat Fluorochemicals, Ltd.	386,472	2,997,324
	Gujarat Mineral Development Corp., Ltd.	549,802	412,511
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	332,353	954,740
	Gujarat Pipavav Port, Ltd.	388,699	461,075
	Gujarat State Fertilizers & Chemicals, Ltd.	828,894	866,748
	Gujarat State Petronet, Ltd.	1,304,285	3,546,217
	HEG, Ltd.	12,117	154,848
	HeidelbergCement India, Ltd.	345,204	1,036,697

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	HFCL, Ltd.	3,752,356	$1,487,501
	Hikal, Ltd.	308,027	715,760
	HIL, Ltd.	18,294	567,651
	Himadri Speciality Chemical, Ltd.	203,546	124,281
	Himatsingka Seide, Ltd.	181,013	358,696
	Hindalco Industries, Ltd.	12,678,607	38,984,363
	Hinduja Global Solutions, Ltd.	59,737	907,883
	Housing Development Finance Corp., Ltd.	277,698	9,030,639
#*	ICICI Bank, Ltd., Sponsored ADR	5,868,831	88,619,346
*	ICICI Bank, Ltd.	1,273,118	9,444,376
*	IDFC First Bank, Ltd.	12,428,379	8,033,189
*	IDFC, Ltd.	6,431,062	3,850,603
*	IFCI, Ltd.	5,015,523	610,277
	IIFL Finance, Ltd.	1,652,769	3,318,828
	IIFL Securities, Ltd.	2,626,942	1,666,734
	IIFL Wealth Management, Ltd.	326,049	4,586,124
	India Cements, Ltd. (The)	1,587,895	3,364,214
	India Glycols, Ltd.	91,269	459,511
	Indiabulls Housing Finance, Ltd.	1,955,323	5,114,162
*	Indiabulls Real Estate, Ltd.	1,537,300	1,555,355
*	Indian Bank	724,988	870,057
	Indian Hotels Co., Ltd. (The)	932,587	1,547,118
	Indian Hume Pipe Co., Ltd. (The)	2,945	7,698
	Indo Count Industries, Ltd.	248,595	465,488
	Indoco Remedies, Ltd.	11,130	45,490
*	INEOS Styrolution India, Ltd.	24,506	312,256
*	Infibeam Avenues, Ltd.	1,948,052	2,024,907
*	Intellect Design Arena, Ltd.	355,025	1,584,928
	IRCON International, Ltd.	11,290	12,975
	ITD Cementation India, Ltd.	187,582	161,412
	J Kumar Infraprojects, Ltd.	167,631	333,262
*	Jagran Prakashan, Ltd.	489,592	274,058
	Jai Corp., Ltd.	312,837	359,748
*	Jammu & Kashmir Bank, Ltd. (The)	768,439	286,678
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	5,020,757
	Jindal Poly Films, Ltd.	109,739	674,781
	Jindal Saw, Ltd.	854,627	831,949
*	Jindal Stainless Hisar, Ltd.	10,311	19,286
*	Jindal Stainless, Ltd.	258,426	284,979
*	Jindal Steel & Power, Ltd.	3,034,663	10,694,019
	JK Cement, Ltd.	130,517	3,771,638
	JK Lakshmi Cement, Ltd.	228,271	993,066
	JK Paper, Ltd.	522,303	915,800
	JK Tyre & Industries, Ltd.	607,973	1,063,079
	JM Financial, Ltd.	2,157,432	2,361,700
	JSW Energy, Ltd.	2,933,195	2,855,104
	JSW Steel, Ltd.	5,949,447	29,587,027
	Jubilant Life Sciences, Ltd.	762,037	9,236,588
	Jyothy Labs, Ltd.	26,964	59,719
	Kalpataru Power Transmission, Ltd.	409,368	1,767,803
	Kalyani Steels, Ltd.	76,266	275,345
*	Karnataka Bank, Ltd. (The)	847,024	696,418
*	Karur Vysya Bank, Ltd. (The)	2,259,617	1,309,630
	Kaveri Seed Co., Ltd.	83,828	629,173
	KEC International, Ltd.	18,601	91,430
	Kiri Industries, Ltd.	98,928	630,096
	Kirloskar Oil Engines, Ltd.	298,653	503,594
	KNR Constructions, Ltd.	203,640	1,031,193
*	Kolte-Patil Developers, Ltd.	90,777	298,405

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KPIT Technologies, Ltd.	1,649,946	$3,183,347
	KPR Mill, Ltd.	40,882	510,622
	KRBL, Ltd.	120,245	389,031
	L&T Finance Holdings, Ltd.	3,671,628	4,301,983
	Lakshmi Machine Works, Ltd.	1,294	93,897
	Larsen & Toubro, Ltd.	2,116,577	38,683,310
	Laurus Labs, Ltd.	247,000	1,163,778
	LG Balakrishnan & Bros, Ltd.	14,177	57,851
	LIC Housing Finance, Ltd.	2,220,271	12,052,239
	Linde India, Ltd.	44,759	554,768
	LT Foods, Ltd.	773,314	573,259
	Lupin, Ltd.	1,428,720	19,714,540
*	Magma Fincorp, Ltd.	275,863	168,743
	Maharashtra Scooters, Ltd.	8,085	398,593
	Maharashtra Seamless, Ltd.	147,161	559,826
*	Mahindra & Mahindra Financial Services, Ltd.	4,167,224	8,768,436
	Mahindra & Mahindra, Ltd.	4,101,740	42,206,858
*	Mahindra CIE Automotive, Ltd.	216,128	482,255
*	Mahindra Lifespace Developers, Ltd.	125,469	670,305
	Maithan Alloys, Ltd.	1,776	14,116
	Manappuram Finance, Ltd.	1,288,705	2,760,515
	Marksans Pharma, Ltd.	1,741,434	1,326,091
	Mastek, Ltd.	81,389	1,254,288
*	Max Healthcare Institute, Ltd.	484,677	1,071,252
*	Max India, Ltd.	97,915	81,775
	Meghmani Organics, Ltd.	818,438	880,421
	MOIL, Ltd.	478,127	887,523
	Motherson Sumi Systems, Ltd.	166,081	330,077
	Mphasis, Ltd.	451,596	9,507,063
	MRF, Ltd.	7,617	8,754,658
	Muthoot Finance, Ltd.	180,885	2,745,334
	Natco Pharma, Ltd.	9	110
	National Aluminium Co., Ltd.	2,986,448	1,947,008
	Nava Bharat Ventures, Ltd.	479,073	379,701
	NCC, Ltd.	1,726,959	1,387,614
	NIIT, Ltd.	590,477	1,518,378
	Nilkamal, Ltd.	39,627	817,242
	NMDC, Ltd.	179,947	258,223
	NOCIL, Ltd.	479,016	939,011
	Nucleus Software Exports, Ltd.	18,815	142,928
*	Oberoi Realty, Ltd.	457,696	3,320,995
*	Omaxe, Ltd.	315,312	319,191
	Orient Cement, Ltd.	556,320	644,768
	Parag Milk Foods, Ltd.	137,951	208,876
*	PC Jeweller, Ltd.	50,599	17,885
	Persistent Systems, Ltd.	344,461	7,212,836
	Petronet LNG, Ltd.	4,007,919	13,038,051
	Phillips Carbon Black, Ltd.	518,512	1,353,975
	Piramal Enterprises, Ltd.	409,418	7,319,751
*	PNB Housing Finance, Ltd.	186,149	848,079
	PNC Infratech, Ltd.	321,227	830,534
	Polyplex Corp., Ltd.	101,191	959,867
	Power Finance Corp., Ltd.	4,872,837	7,345,905
	Praj Industries, Ltd.	92,329	145,056
*	Prakash Industries, Ltd.	187,902	132,337
	Prestige Estates Projects, Ltd.	647,281	2,365,817
	Procter & Gamble Health, Ltd.	29,117	2,835,450
	PTC India Financial Services, Ltd.	1,766,742	438,283
	PTC India, Ltd.	919,939	765,965

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Punjab National Bank	5,997,812	$2,748,799
*	Quess Corp., Ltd.	37,802	299,511
	Rain Industries, Ltd.	736,786	1,266,979
	Rajesh Exports, Ltd.	536,005	3,504,237
	Rallis India, Ltd.	310,215	1,158,359
	Ramco Industries, Ltd.	118,646	373,026
	Rashtriya Chemicals & Fertilizers, Ltd.	1,044,190	769,902
	Ratnamani Metals & Tubes, Ltd.	3,836	79,230
*	Raymond, Ltd.	172,825	760,607
	RBL Bank, Ltd.	322,994	946,740
	REC, Ltd.	5,381,994	9,758,453
	Redington India, Ltd.	2,216,102	4,062,842
	Reliance Industries, Ltd.	15,708,054	395,951,067
*	Reliance Power, Ltd.	573,486	26,232
	Repco Home Finance, Ltd.	157,611	529,661
*	Sequent Scientific, Ltd.	521,810	1,499,594
	Seshasayee Paper & Boards, Ltd.	59,795	117,798
	Sharda Cropchem, Ltd.	28,099	108,744
	Shipping Corp. of India, Ltd.	822,610	960,684
	Shriram City Union Finance, Ltd.	27,860	388,866
	Shriram Transport Finance Co., Ltd.	735,109	12,973,400
	Sobha, Ltd.	397,498	2,494,785
	Somany Ceramics, Ltd.	14,761	74,905
	Somany Home Innovation, Ltd.	325,042	754,928
*	South Indian Bank, Ltd. (The)	4,961,219	563,487
	SRF, Ltd.	40,569	2,969,044
	Srikalahasthi Pipes, Ltd.	69,809	141,121
*	State Bank of India	6,497,668	25,036,374
*	Steel Authority of India, Ltd.	4,592,630	3,582,875
	Strides Pharma Science, Ltd.	361,129	4,028,257
	Sun Pharmaceutical Industries, Ltd.	2,939,332	23,641,779
	Sun TV Network, Ltd.	89,286	583,099
	Sunteck Realty, Ltd.	290,750	1,276,190
	Surya Roshni, Ltd.	65,033	309,497
*	Suvidhaa Infoserve Pvt, Ltd.	255,844	21,899
*	TAKE Solutions, Ltd.	279,298	209,727
	Tata Chemicals, Ltd.	761,327	4,939,845
	Tata Consumer Products, Ltd.	2,097,242	15,913,338
	Tata Metaliks, Ltd.	1,879	18,507
*	Tata Motors, Ltd.	13,087,848	46,725,720
	Tata Steel, Ltd.	1,930,245	15,824,966
	Tech Mahindra, Ltd.	512,811	6,730,164
	Techno Electric & Engineering Co., Ltd.	51,972	177,099
*	Teledata Marine Solutions, Ltd.	267,258	0
	Tide Water Oil Co India, Ltd.	2,390	139,755
	Time Technoplast, Ltd.	635,571	451,820
	Tinplate Co. of India, Ltd. (The)	217,969	479,225
	Transport Corp. of India, Ltd.	154,447	524,875
	Trident, Ltd.	8,544,349	1,689,869
	Triveni Engineering & Industries, Ltd.	572,383	556,273
	Tube Investments of India, Ltd.	334,852	3,547,103
	TV Today Network, Ltd.	29,230	99,097
*	TV18 Broadcast, Ltd.	3,983,983	1,531,587
	TVS Srichakra, Ltd.	1,968	50,838
*	UCO Bank	1,814,473	320,046
	Uflex, Ltd.	263,480	1,298,609
	Unichem Laboratories, Ltd.	220,521	860,097
*	Union Bank of India	1,643,856	692,944
*	Usha Martin, Ltd.	368,127	147,965

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	VA Tech Wabag, Ltd.	117,627	$299,676
*	Vardhman Textiles, Ltd.	177,010	2,515,288
	Vedanta, Ltd.	15,425,200	33,969,833
#	Vedanta, Ltd., ADR	441,108	3,842,054
*	Venky's India, Ltd.	538	11,154
	Vindhya Telelinks, Ltd.	23,536	259,586
*	Vodafone Idea, Ltd.	11,609,989	1,752,625
	Welspun Corp., Ltd.	646,685	1,056,433
	Welspun Enterprises, Ltd.	532,561	547,486
	Welspun India, Ltd.	1,919,926	1,733,239
	West Coast Paper Mills, Ltd.	184,344	449,210
	Wipro, Ltd.	9,341,647	53,772,003
*	Wockhardt, Ltd.	265,080	1,735,304
*	Yes Bank, Ltd.	19,922,354	4,287,426
	Zee Entertainment Enterprises, Ltd.	158,265	474,172
	Zensar Technologies, Ltd.	582,623	1,880,034
TOTAL INDIA			1,621,912,061
INDONESIA — (1.6%)
	Adaro Energy Tbk PT	97,793,300	8,331,521
	Adhi Karya Persero Tbk PT	10,308,500	1,000,074
*	Adi Sarana Armada Tbk PT	717,700	41,114
	AKR Corporindo Tbk PT	563,800	113,568
*	Alam Sutera Realty Tbk PT	86,490,700	1,177,856
*	Asahimas Flat Glass Tbk PT	3,057,600	607,909
	Astra Agro Lestari Tbk PT	3,421,267	2,713,554
	Astra International Tbk PT	13,165,400	5,704,951
*	Astrindo Nusantara Infrastructure Tbk PT	51,270,000	182,716
*	Bakrie Telecom Tbk PT	160,430,200	107,201
	Bank Danamon Indonesia Tbk PT	12,505,954	2,541,733
	Bank Mandiri Persero Tbk PT	81,029,862	37,909,890
	Bank Negara Indonesia Persero Tbk PT	31,789,941	12,507,862
*	Bank Pan Indonesia Tbk PT	70,172,301	4,983,934
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,730,500	2,058,617
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,169,308
	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,040,316
*	Barito Pacific Tbk PT	44,069,300	2,766,504
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	324,574
	BISI International Tbk PT	9,817,300	794,097
*	Buana Lintas Lautan Tbk PT	29,766,000	780,038
	Bukit Asam Tbk PT	22,735,900	4,162,856
*	Bumi Serpong Damai Tbk PT	34,547,200	2,760,898
	Ciputra Development Tbk PT	71,667,678	4,562,462
*	City Retail Developments Tbk PT	1,000,000	11,533
*	Davomas Abadi Tbk PT	54,906,800	0
*	Delta Dunia Makmur Tbk PT	36,091,000	746,880
*	Eagle High Plantations Tbk PT	50,643,100	407,067
	Elnusa Tbk PT	21,143,600	537,033
*	Erajaya Swasembada Tbk PT	11,806,800	2,321,521
*	Gajah Tunggal Tbk PT	11,323,800	562,145
*	Garuda Indonesia Persero Tbk PT	17,828,781	367,769
*	Hanson International Tbk PT	37,319,300	24,937
*	Harum Energy Tbk PT	2,049,300	709,282
	Hexindo Adiperkasa Tbk PT	646,644	150,501
	Indah Kiat Pulp & Paper Corp. Tbk PT	19,303,300	17,663,883
	Indika Energy Tbk PT	12,069,500	1,255,178
	Indo Tambangraya Megah Tbk PT	2,923,800	2,542,697
	Indofood Sukses Makmur Tbk PT	31,451,000	13,534,989
*	Indo-Rama Synthetics Tbk PT	180,100	34,037

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Intiland Development Tbk PT	47,820,400	$693,717
	Japfa Comfeed Indonesia Tbk PT	33,820,450	3,266,381
	Jaya Real Property Tbk PT	72,980,600	2,804,663
*	Kawasan Industri Jababeka Tbk PT	187,078,656	2,003,311
*	KMI Wire & Cable Tbk PT	10,201,300	284,026
*	Lippo Cikarang Tbk PT	14,197,110	1,060,032
*	Lippo Karawaci Tbk PT	387,649,162	4,815,143
*	Malindo Feedmill Tbk PT	6,123,100	284,433
*	Medco Energi Internasional Tbk PT	61,027,232	2,810,045
*	Media Nusantara Citra Tbk PT	32,613,000	2,395,580
	Metrodata Electronics Tbk PT	5,572,550	579,263
*	MNC Investama Tbk PT	94,833,900	358,146
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,315,100	3,098,983
*	Pan Brothers Tbk PT	25,006,950	339,170
*	Panin Financial Tbk PT	91,942,600	1,578,167
*	Paninvest Tbk PT	10,658,600	609,675
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	2,222,344
	PP Persero Tbk PT	16,075,700	1,862,073
	Ramayana Lestari Sentosa Tbk PT	10,269,100	470,111
*	Salim Ivomas Pratama Tbk PT	22,834,800	625,674
*	Sampoerna Agro Tbk PT	9,031,341	1,128,480
	Semen Indonesia Persero Tbk PT	14,874,700	11,207,724
*	Sentul City Tbk PT	72,672,800	258,870
*	Siloam International Hospitals Tbk PT	1,781,100	659,053
*	Sinar Mas Agro Resources & Technology Tbk PT	7,115,100	1,771,379
	Sri Rejeki Isman Tbk PT	63,289,500	952,853
*	Surya Esa Perkasa Tbk PT	13,264,400	179,908
	Surya Semesta Internusa Tbk PT	32,048,200	1,025,993
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	89,453
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	713,369
*	Tiphone Mobile Indonesia Tbk PT	6,628,800	21,438
*	Trada Alam Minera Tbk PT	188,544,700	125,988
	Trias Sentosa Tbk PT	336,500	9,055
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	19,058,300	1,205,806
	Tunas Ridean Tbk PT	33,262,000	2,982,343
	Ultrajaya Milk Industry & Trading Co. Tbk PT	2,928,800	314,992
	Unggul Indah Cahaya Tbk PT	288,335	83,885
	United Tractors Tbk PT	11,954,100	19,409,524
*	Vale Indonesia Tbk PT	10,177,800	3,964,157
	Waskita Beton Precast Tbk PT	69,243,800	1,230,039
	Waskita Karya Persero Tbk PT	17,591,000	1,766,496
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	93,691
	Wijaya Karya Beton Tbk PT	21,029,700	510,995
	Wijaya Karya Persero Tbk PT	22,602,400	2,884,124
	XL Axiata Tbk PT	25,775,400	4,062,780
TOTAL INDONESIA			230,026,337
MALAYSIA — (1.9%)
#	Aeon Co. M Bhd	2,308,900	527,338
	AFFIN Bank Bhd	9,019,021	3,651,179
#*	AirAsia Group Bhd	3,868,000	660,607
*	Alliance Bank Malaysia Bhd	8,575,200	5,247,314
	Allianz Malaysia Bhd	84,800	283,049
	AMMB Holdings Bhd	14,096,262	10,717,281
	Batu Kawan Bhd	1,716,850	7,587,585
*	Berjaya Assets Bhd	604,700	44,887
*	Berjaya Corp. Bhd	24,903,829	1,106,395

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Land Bhd	7,272,900	$314,445
	BIMB Holdings Bhd	1,164,507	1,150,274
*	Boustead Holdings Bhd	3,580,391	625,262
#	Boustead Plantations Bhd	3,159,100	416,090
*	Bumi Armada Bhd	16,365,600	1,301,147
#	Cahya Mata Sarawak Bhd	1,105,000	516,873
	Can-One Bhd	47,600	33,355
#	CB Industrial Product Holding Bhd	1,536,600	410,121
	CIMB Group Holdings Bhd	34,899,982	33,075,859
	CSC Steel Holdings Bhd	821,256	241,056
*	Cypark Resources Bhd	822,350	273,063
*	Dagang NeXchange Bhd	404,500	26,297
	DRB-Hicom Bhd	8,629,500	3,766,759
	Eastern & Oriental Bhd	3,841,013	384,154
	Eco World Development Group Bhd	5,003,200	615,847
#	Ekovest BHD	12,731,400	1,362,690
	FAR East Holdings Bhd	57,360	38,546
	FGV Holdings Bhd	13,988,900	4,516,620
#	Gabungan AQRS Bhd	1,804,474	257,816
	Gadang Holdings Bhd	3,746,200	350,176
	Gamuda Bhd	10,407,933	8,479,472
#	Genting Bhd	10,764,000	10,566,254
#	Genting Malaysia Bhd	13,190,900	8,011,469
#	George Kent Malaysia Bhd	2,554,500	471,420
	HAP Seng Consolidated Bhd	2,070,582	4,182,562
#*	Hengyuan Refining Co. Bhd	1,003,100	1,184,277
	HeveaBoard Bhd	2,153,300	334,189
	Hiap Teck Venture Bhd	8,346,100	750,222
#	Hong Leong Financial Group Bhd	2,248,934	9,074,551
	Hong Leong Industries Bhd	129,100	256,817
#*	IGB Bhd	2,143,205	1,334,180
	IJM Corp. Bhd	22,075,618	8,173,483
#	Insas Bhd	3,207,100	785,406
#	IOI Properties Group Bhd	7,421,625	2,379,133
#*	Iskandar Waterfront City Bhd	1,951,300	215,684
#*	JAKS Resources Bhd	9,987,380	1,660,247
*	Jaya Tiasa Holdings Bhd	3,812,833	700,487
*	Keck Seng Malaysia Bhd	1,201,000	1,077,145
#*	KNM Group Bhd	13,856,690	609,173
#*	KSL Holdings Bhd	1,802,151	251,304
	Kumpulan Fima BHD	635,100	278,618
*	Land & General Bhd	14,815,820	381,803
*	LBS Bina Group Bhd	5,573,434	569,344
	Lotte Chemical Titan Holding Bhd	856,500	499,156
	Magnum Bhd	6,054,445	3,154,316
#	Mah Sing Group Bhd	9,892,662	1,960,333
	Malayan Banking Bhd	15,003,651	28,938,756
	Malayan Flour Mills Bhd	4,587,175	1,017,966
	Malaysia Airports Holdings Bhd	476,154	606,067
	Malaysia Building Society Bhd	14,332,278	2,104,854
	Malaysian Pacific Industries Bhd	97,275	792,534
	Malaysian Resources Corp. Bhd	16,135,600	1,527,204
	Matrix Concepts Holdings Bhd	794,700	333,578
#	MBM Resources BHD	928,403	703,801
	Mega First Corp. Bhd	170,600	300,940
	MISC Bhd	7,196,504	10,586,696
	MKH Bhd	2,927,678	888,458
#	MMC Corp. Bhd	3,524,180	671,983
	MNRB Holdings Bhd	2,522,979	560,036

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	MPHB Capital Bhd	178,400	$43,176
	Muda Holdings Bhd	1,277,200	1,047,020
	Muhibbah Engineering M Bhd	2,293,600	466,391
*	Mulpha International Bhd	1,088,360	360,643
*	OCK Group Bhd	131,800	14,278
	Oriental Holdings BHD	2,821,879	3,652,713
	OSK Holdings Bhd	9,139,106	1,817,073
	Panasonic Manufacturing Malaysia Bhd	99,780	738,944
	Pantech Group Holdings Bhd	2,938,794	310,849
	Paramount Corp. Bhd	2,381,655	473,050
#	Petron Malaysia Refining & Marketing Bhd	247,800	268,320
*	Pos Malaysia Bhd	1,980,500	481,888
	PPB Group Bhd	2,761,839	12,618,194
	RHB Bank Bhd	12,606,900	15,865,206
#*	Sapura Energy Bhd	39,709,700	1,115,427
#	Sarawak Oil Palms Bhd	694,467	697,583
	Shangri-La Hotels Malaysia Bhd	320,700	316,331
	Sime Darby Bhd	21,654,600	11,744,673
	Sime Darby Property Bhd	7,330,900	1,030,851
#	SP Setia Bhd Group	9,325,073	2,103,706
*	Sumatec Resources Bhd	2,855,100	636
	Sunway Bhd	8,909,386	3,301,176
	Suria Capital Holdings Bhd	989,280	237,730
	Ta Ann Holdings Bhd	2,185,426	1,478,713
	TA Enterprise Bhd	12,923,800	2,072,073
	Tan Chong Motor Holdings Bhd	1,149,400	320,050
	TIME dotCom Bhd	398,880	1,369,722
*	Tropicana Corp. Bhd	5,843,561	1,241,833
*	Tune Protect Group Bhd	2,001,800	199,897
#	UEM Edgenta Bhd	1,204,400	466,916
#*	UEM Sunrise Bhd	12,591,745	1,160,612
	United Malacca Bhd	941,000	1,175,783
	UOA Development Bhd	8,332,300	3,293,925
*	Velesto Energy Bhd	18,780,228	552,527
*	Vivocom International Holdings Bhd	274,366	65,336
	Wah Seong Corp. Bhd	1,620,080	278,909
#*	WCT Holdings Bhd	5,317,965	601,754
	Yinson Holdings Bhd	91,900	117,882
	YNH Property Bhd	3,509,450	2,378,285
*	YTL Corp. Bhd	39,560,021	6,286,946
TOTAL MALAYSIA			277,643,024
MEXICO — (2.7%)
	ALEATICA S.A.B. de C.V.	21,226	22,004
#	Alfa S.A.B. de C.V., Class A	25,035,346	15,718,079
#	Alpek S.A.B. de C.V.	2,904,232	2,482,177
#	Arca Continental S.A.B. de C.V.	1,593,164	7,251,970
#*	Banco del Bajio SA	1,357,098	1,672,291
	Becle S.A.B. de C.V.	60,838	129,576
*	Cemex S.A.B. de C.V.	7,995,780	4,594,872
*	Cemex S.A.B. de C.V., Sponsored ADR	6,651,799	38,114,805
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	61,925	2,696,214
#	Coca-Cola Femsa S.A.B. de C.V.	1,044,400	4,561,958
#*	Consorcio ARA S.A.B. de C.V.	3,954,839	665,603
#*	Controladora Nemak SAB de CV	25,035,346	3,260,860
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	584,238
*	Corp. Actinver S.A.B. de C.V.	89,268	39,955
*	Corpovael S.A. de C.V.	800	169
*	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	761,995

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cydsa S.A.B. de C.V.	5,874	$5,115
*	Dine S.A.B. de C.V.	1,027,267	726,639
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	623,852	1,975,425
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	185,203	12,603,064
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	958,889	976,711
#*	Gentera S.A.B. de C.V.	1,801,797	705,812
*	Grupo Aeromexico S.A.B. de C.V.	252,163	88,077
*	Grupo Carso S.A.B. de C.V.	3,865,162	9,708,629
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,230,972	7,810,148
	Grupo Comercial Chedraui S.A. de C.V.	2,451,200	3,336,186
	Grupo Elektra S.A.B. de C.V.	183,950	12,459,407
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	11,781,489	58,680,427
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	10,009,708	8,974,996
#*	Grupo Gigante S.A.B. de C.V.	471,076	534,295
	Grupo Herdez S.A.B. de C.V.	346,742	786,382
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,352,696	1,748,692
	Grupo KUO S.A.B. de C.V., Class B	1,983,570	4,546,951
#	Grupo Mexico S.A.B. de C.V., Class B	23,640,124	102,026,527
*	Grupo Pochteca S.A.B. de C.V.	67,810	19,848
*	Grupo Posadas S.A.B. de C.V.	326,935	358,450
*	Grupo Qumma S.A. de C.V., Class B	5,301	0
#	Grupo Rotoplas S.A.B. de C.V.	201,455	217,582
#	Grupo Sanborns S.A.B. de C.V.	1,389,018	1,251,871
#	Grupo Simec S.A.B. de C.V., Class B	735,507	3,106,144
*	Grupo Sports World S.A.B. de C.V.	339,956	101,163
*	Grupo Televisa S.A.B., Sponsored ADR	680,759	5,112,500
#*	Grupo Televisa S.A.B.	2,296,479	3,490,818
#*	Hoteles City Express S.A.B. de C.V.	296,191	83,804
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	12,251	504,006
	Industrias Bachoco S.A.B. de C.V., Class B	1,363,362	4,619,695
#	Industrias CH S.A.B. de C.V., Class B	1,887,168	10,202,252
	Industrias Penoles S.A.B. de C.V.	513,804	7,670,340
#	La Comer S.A.B. de C.V.	4,265,647	8,927,082
*	Medica Sur S.A.B. de C.V., Class B	1,000	1,791
#*	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	1,179,901
*	Minera Frisco S.A.B. de C.V., Class A2	7,911,356	1,622,872
#	Nemak S.A.B. de C.V.	2,621,376	734,021
#	Orbia Advance Corp. S.A.B. de C.V.	7,502,710	16,038,282
#	Organizacion Cultiba S.A.B. de C.V.	157,421	128,554
#*	Organizacion Soriana S.A.B. de C.V., Class B	13,862,196	12,794,417
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	392,215	2,957,445
#*	Unifin Financiera S.A.B. de C.V.	703,295	849,828
*	Vitro S.A.B. de C.V., Class A	1,073,653	1,454,478
TOTAL MEXICO			393,677,393
PHILIPPINES — (1.0%)
	ACR Mining Corp.	105,455	7,362
	Alliance Global Group, Inc.	26,950,406	5,537,676
	Alsons Consolidated Resources, Inc.	8,381,000	226,447
*	Apex Mining Co., Inc.	2,152,000	67,151
*	Atlas Consolidated Mining & Development Corp.	4,868,500	625,702
	Ayala Corp.	40,180	641,474
	Bank of the Philippine Islands	3,754,753	6,199,521
	BDO Unibank, Inc.	11,713,138	24,458,292
	Belle Corp.	4,041,000	132,741
*	Cebu Air, Inc.	1,761,450	1,737,644
*	CEMEX Holdings Philippines, Inc.	22,667,719	630,490
	Century Properties Group, Inc.	18,036,400	153,810
	China Banking Corp.	8,425,932	4,257,519

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	15,960,800	$1,706,852
	DMCI Holdings, Inc.	6,362,900	691,613
*	East West Banking Corp.	3,653,100	742,928
	EEI Corp.	2,313,600	351,634
	Emperador, Inc.	1,064,000	221,039
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	68,322
	Filinvest Land, Inc.	93,623,031	2,159,528
	First Philippine Holdings Corp.	3,388,860	5,318,494
*	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	13,281,116	635,554
	GT Capital Holdings, Inc.	330,997	3,665,367
*	Integrated Micro-Electronics, Inc.	2,190,100	585,893
	JG Summit Holdings, Inc.	14,436,287	18,190,222
	Lopez Holdings Corp.	17,945,500	1,388,349
	LT Group, Inc.	12,569,100	3,465,529
	Megaworld Corp.	75,321,300	5,962,623
	Metropolitan Bank & Trust Co.	10,857,492	10,134,802
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	17,474,940	1,700,790
	Petron Corp.	17,819,900	1,309,330
	Philex Mining Corp.	4,679,000	416,340
*	Philippine National Bank	3,573,985	1,893,902
*	Philippine National Construction Corp.	398,900	7,625
	Philippine Savings Bank	1,968,759	2,291,134
*	Philippine Townships, Inc.	226,200	0
*	Philtown Properties, Inc.	6,701	0
	Phoenix Petroleum Philippines, Inc.	1,280,600	311,233
*	Pilipinas Shell Petroleum Corp.	184,030	77,281
	Premium Leisure Corp.	6,804,000	62,202
	RFM Corp.	762,400	73,149
	Rizal Commercial Banking Corp.	5,114,306	1,879,372
	Robinsons Land Corp.	26,732,908	10,514,352
	Robinsons Retail Holdings, Inc.	380,990	484,335
	San Miguel Corp.	5,562,696	14,128,674
	Security Bank Corp.	1,660,234	4,475,392
*	Top Frontier Investment Holdings, Inc.	582,382	1,689,849
	Union Bank of the Philippines	3,909,299	5,807,250
	Vista Land & Lifescapes, Inc.	53,038,968	4,616,481
TOTAL PHILIPPINES			151,703,269
POLAND — (0.9%)
*	Agora SA	226,645	414,250
*	Alior Bank SA	472,300	2,149,229
	Amica SA	5,928	221,370
#*	Bank Millennium SA	2,360,325	2,470,149
#*	Boryszew SA	283,585	226,322
#*	Ciech SA	148,017	1,244,397
	Cyfrowy Polsat SA	512,024	4,192,849
#	Develia SA	1,367,099	821,251
#*	Enea SA	1,947,361	3,570,948
	Firma Oponiarska Debica SA	13,080	286,485
*	Grupa Azoty SA	237,054	1,837,768
	Grupa Kety SA	32,714	4,190,703
	Grupa Lotos SA	439,059	4,532,239
*	Jastrzebska Spolka Weglowa SA	175,136	1,482,174
	Kernel Holding SA	470,574	6,876,501
#*	KGHM Polska Miedz SA	776,662	39,091,474
#*	Lubelski Wegiel Bogdanka SA	52,381	293,053

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	mBank SA	33,848	$1,770,016
#*	Netia SA	838,887	1,214,207
*	PGE Polska Grupa Energetyczna SA	4,748,887	8,292,750
*	PKP Cargo SA	109,382	403,714
#	Polski Koncern Naftowy Orlen SA	2,244,561	33,639,856
*	Powszechna Kasa Oszczednosci Bank Polski SA	414,731	3,202,159
	Stalexport Autostrady SA	189,773	187,698
#*	Tauron Polska Energia SA	7,474,405	5,607,849
TOTAL POLAND			128,219,411
QATAR — (0.2%)
	Commercial Bank PSQC (The)	1,673,854	1,960,640
	Aamal Co.	4,389,376	1,034,708
	Al Khaleej Takaful Group QSC	1,091,142	822,004
	Al Khalij Commercial Bank PQSC	633,121	353,524
	Alijarah Holding Co.QPSC	1,863,124	621,095
	Barwa Real Estate Co.	2,745,654	2,488,830
*	Doha Bank QPSC	97,101	61,150
	Doha Insurance Co. QSC	34,356	14,533
*	Gulf International Services QSC	2,191,134	948,253
	Gulf Warehousing Co.	400,646	566,419
	Industries Qatar QSC	1,182,618	3,914,286
*	Mazaya Qatar Real Estate Development QSC	4,065,793	1,401,654
	Medicare Group	24,411	58,808
	Mesaieed Petrochemical Holding Co.	3,716,117	2,062,692
	Ooredoo QPSC	1,760,036	4,029,192
	Qatar Fuel QSC	244,942	1,254,728
	Qatar Insurance Co. SAQ	689,627	462,639
	Qatar National Cement Co. QSC	197,909	230,741
	Qatar Navigation QSC	57,604	121,901
*	Salam International Investment, Ltd. QSC	4,845,436	860,080
	United Development Co. QSC	7,639,216	3,279,815
	Vodafone Qatar QSC	3,004,244	1,237,462
TOTAL QATAR			27,785,154
RUSSIA — (1.3%)
	Etalon Group P.L.C., GDR	88,415	156,495
	Gazprom PJSC, Sponsored ADR	11,846,423	65,853,258
	Gazprom PJSC, Sponsored ADR	18,140	101,403
	Lukoil PJSC, Sponsored ADR	1,407,483	99,613,942
	Magnitogorsk Iron & Steel Works PJSC, GDR	75,505	665,574
	Rosneft Oil Co. PJSC, GDR	2,455,721	15,220,559
	RusHydro PJSC, ADR	5,246,496	5,200,615
	VTB Bank PJSC, GDR	5,770,267	5,320,186
TOTAL RUSSIA			192,132,032
SAUDI ARABIA — (1.8%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,271	89,808
	Al Babtain Power & Telecommunication Co.	112,333	924,696
	Al Etihad Cooperative Insurance Co.	68,123	453,194
*	Al Hassan Ghazi Ibrahim Shaker Co.	149,815	626,234
	Al Jouf Agricultural Development Co.	112,566	1,147,710
*	Al Jouf Cement Co.	409,163	1,235,723
	Al Khaleej Training and Education Co.	124,970	715,298
*	Al Yamamah Steel Industries Co.	59,259	537,572
*	AlAbdullatif Industrial Investment Co.	238,476	961,252
*	Alinma Bank	6,638,318	28,889,136
	Arab National Bank	962,870	5,209,889

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Cement Co.	342,976	$4,147,314
	Arabian Pipes Co.	114,821	610,433
*	Arabian Shield Cooperative Insurance Co.	68,267	506,275
	Arriyadh Development Co.	566,106	2,734,255
*	Aseer Trading Tourism & Manufacturing Co.	477,373	2,015,207
*	Astra Industrial Group	193,584	1,324,601
	Bank Al-Jazira	3,409,322	12,290,052
	Banque Saudi Fransi	850,568	7,616,850
*	Basic Chemical Industries, Ltd.	52,815	479,374
	Bawan Co.	141,380	1,041,186
	City Cement Co.	544,791	4,045,351
*	Dar Al Arkan Real Estate Development Co.	4,865,821	11,145,310
	Dur Hospitality Co.	171,591	1,333,040
	Eastern Province Cement Co.	204,896	2,469,086
*	Electrical Industries Co.	15,700	101,271
*	Emaar Economic City	2,791,449	6,716,707
*	Etihad Etisalat Co.	1,958,085	14,909,978
*	Fawaz Abdulaziz Al Hokair & Co.	67,464	382,097
	Fitaihi Holding Group	77,217	352,003
*	Hail Cement Co.	370,993	1,700,271
*	Jazan Energy and Development Co.	191,128	981,162
*	L'Azurde Co. for Jewelry	17,504	91,750
*	Methanol Chemicals Co.	29,272	99,175
*	Middle East Paper Co.	132,522	661,268
*	Mobile Telecommunications Co. Saudi Arabia	1,225,778	4,479,087
	Najran Cement Co.	483,225	2,468,747
*	Nama Chemicals Co.	10,563	92,085
*	National Co., for Glass Manufacturing (The)	83,746	673,888
	National Gypsum	89,974	672,083
*	National Industrialization Co.	29,000	104,064
	National Petrochemical Co.	39,137	361,110
	Northern Region Cement Co.	476,926	1,574,073
*	Rabigh Refining & Petrochemical Co.	519,127	1,934,222
*	Red Sea International Co.	24,658	170,045
	Riyad Bank	1,930,827	10,964,495
	Sahara International Petrochemical Co.	1,645,301	8,047,844
	Samba Financial Group	2,289,829	18,374,632
*	Saudi Arabian Mining Co.	1,111,068	12,402,433
	Saudi Basic Industries Corp.	1,075,169	29,360,164
	Saudi British Bank (The)	1,643,115	11,720,257
*	Saudi Ceramic Co.	161,820	2,091,164
*	Saudi Chemical Co., Holding.	280,722	2,564,452
	Saudi Industrial Investment Group	663,836	4,550,147
	Saudi Industrial Services Co.	105,863	1,003,231
*	Saudi Investment Bank (The)	166,339	706,703
*	Saudi Kayan Petrochemical Co.	2,833,471	10,870,230
*	Saudi Printing & Packaging Co.	62,606	401,302
*	Saudi Public Transport Co.	352,900	1,644,048
*	Saudi Re for Cooperative Reinsurance Co.	344,091	1,300,533
*	Seera Group Holding	1,081,648	5,218,874
*	Tabuk Cement Co.	289,936	1,457,583
*	Takween Advanced Industries Co.	107,801	385,734
	Yamama Cement Co.	902,506	7,437,648
	Yanbu Cement Co.	386,746	4,833,031
*	Zamil Industrial Investment Co.	99,534	554,942
TOTAL SAUDI ARABIA			266,963,379
SOUTH AFRICA — (3.8%)
	Absa Group, Ltd.	2,994,588	22,456,189

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Adcock Ingram Holdings, Ltd.	34,991	$105,591
*	Adcorp Holdings, Ltd.	216,561	98,654
*	Advtech, Ltd.	99,684	66,050
#	AECI, Ltd.	1,419,530	8,580,941
	African Rainbow Minerals, Ltd.	654,636	11,799,928
	Alexander Forbes Group Holdings, Ltd.	6,408,651	1,555,883
	Allied Electronics Corp., Ltd., Class A	134,145	103,821
	Alviva Holdings, Ltd.	808,041	604,043
#	AngloGold Ashanti, Ltd., Sponsored ADR	1,374,436	32,244,269
*	Aspen Pharmacare Holdings, Ltd.	1,633,440	15,419,901
	Astral Foods, Ltd.	134,124	1,119,647
*	Barloworld, Ltd.	2,033,638	12,657,017
	Bidvest Group, Ltd. (The)	30,462	314,004
*	Blue Label Telecoms, Ltd.	3,429,845	1,037,883
#*	Brait SE	5,970,300	1,197,457
*	Caxton and CTP Publishers and Printers, Ltd.	1,326,787	525,342
*	DataTec, Ltd.	3,737,932	6,081,380
	Discovery, Ltd.	598,548	5,073,666
	Distell Group Holdings, Ltd.	4,637	28,407
	DRDGOLD, Ltd.	1,604,474	1,683,433
	Exxaro Resources, Ltd.	1,427,919	14,183,426
	FirstRand, Ltd.	264,993	832,277
*	Foschini Group, Ltd. (The)	74,521	502,886
	Gold Fields, Ltd., Sponsored ADR	4,043,915	37,729,727
#*	Grindrod Shipping Holdings, Ltd.	67,963	320,158
	Grindrod, Ltd.	4,135,747	1,356,569
*	Harmony Gold Mining Co., Ltd.	1,224,659	5,432,076
	Hudaco Industries, Ltd.	160,964	981,485
#	Impala Platinum Holdings, Ltd.	4,096,499	55,321,364
	Imperial Logistics, Ltd.	1,357,846	3,799,208
	Investec, Ltd.	1,882,982	4,764,088
*	KAP Industrial Holdings, Ltd.	8,126,436	1,969,103
	Kumba Iron Ore, Ltd.	56,599	2,267,447
#	Lewis Group, Ltd.	1,077,936	1,920,183
	Liberty Holdings, Ltd.	932,894	3,773,242
*	Life Healthcare Group Holdings, Ltd.	3,293,194	4,204,737
*	Long4Life, Ltd.	1,383,403	384,243
#*	Massmart Holdings, Ltd.	44,183	117,575
	Merafe Resources, Ltd.	8,610,502	313,829
*	Metair Investments, Ltd.	1,465,825	1,810,777
	Momentum Metropolitan Holdings	7,415,042	8,064,513
#	Motus Holdings, Ltd.	258,290	1,046,333
	Mpact, Ltd.	2,150,476	2,371,090
#	MTN Group, Ltd.	15,851,279	65,395,294
*	Murray & Roberts Holdings, Ltd.	6,295,726	3,442,539
*	Nampak, Ltd.	273,591	36,499
	Nedbank Group, Ltd.	1,575,157	12,709,981
	Ninety One, Ltd.	941,491	2,881,421
	Oceana Group, Ltd.	118,408	515,030
	Old Mutual, Ltd.	19,485,498	16,643,572
*	Omnia Holdings, Ltd.	1,560,730	4,567,012
*	PPC, Ltd.	10,395,993	1,090,857
	Raubex Group, Ltd.	1,829,224	3,051,580
	RCL Foods, Ltd.	159,113	89,333
	Reunert, Ltd.	1,269,773	3,198,052
	RFG Holdings, Ltd.	23,326	17,591
*	Royal Bafokeng Platinum, Ltd.	589,877	2,679,221
	Sanlam, Ltd.	39,807	151,679
*	Sappi, Ltd.	4,659,434	13,151,167

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Sasol, Ltd.	2,530,797	$27,280,430
	Sibanye Stillwater, Ltd.	3,853,383	14,628,110
	Sibanye Stillwater, Ltd., ADR	1,479,457	21,999,532
	Standard Bank Group, Ltd.	8,312,008	68,908,249
#*	Steinhoff International Holdings NV	14,505,114	1,967,140
*	Super Group, Ltd.	3,653,283	5,714,285
#	Telkom SA SOC, Ltd.	2,561,073	5,682,641
*	Tongaat Hulett Pvt, Ltd.	755,797	409,499
	Trencor, Ltd.	1,135,741	298,964
*	Tsogo Sun Gaming, Ltd.	2,307,200	761,927
*	Wilson Bayly Holmes-Ovcon, Ltd.	465,247	2,527,195
TOTAL SOUTH AFRICA			556,018,642
SOUTH KOREA — (14.1%)
	Aekyung Petrochemical Co., Ltd.	98,645	752,535
	AJ Networks Co., Ltd.	69,115	247,400
*	Ajin Industrial Co., Ltd.	303,487	969,091
	AK Holdings, Inc.	32,485	841,390
#	Asia Cement Co., Ltd.	11,083	841,113
	ASIA Holdings Co., Ltd.	7,594	616,878
	Asia Paper Manufacturing Co., Ltd.	38,917	1,429,996
	AUK Corp.	205,039	431,093
	Aurora World Corp.	19,282	155,685
	Austem Co., Ltd.	168,354	483,171
	Avaco Co., Ltd.	53,567	701,696
	BGF Co., Ltd.	246,024	1,513,666
	Bixolon Co., Ltd.	27,536	111,577
*	Bluecom Co., Ltd.	68,876	269,852
	BNK Financial Group, Inc.	1,949,138	9,574,152
	Bookook Securities Co., Ltd.	24,729	459,090
	Busan City Gas Co., Ltd.	1,660	79,573
	BYC Co., Ltd.	752	192,901
#*	Byucksan Corp.	317,667	679,139
#*	Capro Corp.	254,341	777,956
	Chinyang Holdings Corp.	83,349	191,170
	Chosun Refractories Co., Ltd.	10,946	780,347
	CJ CheilJedang Corp.	60,575	23,001,793
	CJ Corp.	132,957	11,186,175
	Cosmax BTI, Inc.	23,860	361,431
	CROWNHAITAI Holdings Co., Ltd.	46,855	379,736
	Cuckoo Holdings Co., Ltd.	391	33,679
	D.I Corp.	172,403	803,872
#	Dae Dong Industrial Co., Ltd.	147,491	970,024
	Dae Han Flour Mills Co., Ltd.	8,793	1,109,006
	Dae Hyun Co., Ltd.	206,405	359,625
	Dae Won Kang Up Co., Ltd.	269,186	1,003,879
#*	Dae Young Packaging Co., Ltd.	454,168	731,498
#	Daechang Co., Ltd.	318,178	418,747
	Daechang Forging Co., Ltd.	25,625	161,882
	Daeduck Co., Ltd.	146,390	873,695
	Daeduck Electronics Co., Ltd.	228,327	2,748,459
	Daehan Steel Co., Ltd.	96,113	919,986
	Daekyo Co., Ltd.	149,549	479,815
	Daelim B&Co Co., Ltd.	7,997	39,784
	Daelim Construction Co., Ltd.	6,643	205,793
	Daesang Corp.	188,081	4,396,152
	Daesang Holdings Co., Ltd.	117,569	1,030,859
	Daewon San Up Co., Ltd.	61,406	306,594
#*	Daewoo Engineering & Construction Co., Ltd.	1,534,262	8,086,975

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	$6,976,434
*	Dahaam E-Tec Co., Ltd.	3,535	116,927
	Daihan Pharmaceutical Co., Ltd.	5,749	158,768
	Daishin Securities Co., Ltd.	211,747	2,296,159
	Daou Data Corp.	120,666	1,425,770
	Daou Technology, Inc.	202,137	4,793,303
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	51,285
	DB Financial Investment Co., Ltd.	255,281	1,085,182
	DB Insurance Co., Ltd.	299,711	9,852,952
*	DB, Inc.	62,943	48,055
#	Deutsch Motors, Inc.	67,324	384,299
*	Development Advance Solution Co., Ltd.	75,624	353,912
	DGB Financial Group, Inc.	1,345,760	7,646,147
	DI Dong Il Corp.	11,486	2,027,480
	Display Tech Co., Ltd.	34,003	125,824
*	DL E&C Co., Ltd.	119,160	11,877,677
	DL Holdings Co., Ltd	95,046	5,166,485
	Dong A Eltek Co., Ltd.	63,370	483,250
	Dong-A Socio Holdings Co., Ltd.	5,046	506,214
	Dong-Ah Geological Engineering Co., Ltd.	30,571	436,444
#*	Dongbang Transport Logistics Co., Ltd.	251,479	1,064,830
#	Dongbu Corp.	36,803	410,471
#	Dongil Industries Co., Ltd.	9,928	695,532
	Dongkuk Industries Co., Ltd.	308,666	852,616
*	Dongkuk Steel Mill Co., Ltd.	486,486	3,366,400
	DONGSUNG Corp.	159,407	692,727
	Dongwon Development Co., Ltd.	370,522	1,593,889
	Dongwon Industries Co., Ltd.	11,451	2,465,088
*	Dongwoo Farm To Table Co., Ltd.	14,971	43,641
#	Dongyang E&P, Inc.	46,912	826,898
	Doosan Bobcat, Inc.	314,953	8,488,852
#	Doosan Co., Ltd.	52,003	2,383,677
*	Doosan Fuel Cell Co., Ltd.	316,297	15,705,563
#*	Doosan Infracore Co., Ltd.	1,484,739	10,794,932
	DRB Holding Co., Ltd.	32,057	198,275
	DTR Automotive Corp.	34,739	808,380
	DY Corp.	127,648	594,775
	DY POWER Corp.	23,114	239,696
	Eagon Industrial, Ltd.	67,775	575,912
*	Easy Bio, Inc.	175,286	1,045,181
#	Easy Holdings Co., Ltd.	363,366	1,353,292
	Elentec Co., Ltd.	30,857	205,982
	E-MART, Inc.	88,741	12,999,995
	Eugene Corp.	456,860	1,890,035
	Eugene Investment & Securities Co., Ltd.	556,788	1,884,235
*	Eusu Holdings Co., Ltd.	64,565	301,375
	Farmsco	26,482	197,499
	FarmStory Co., Ltd.	309,980	373,060
	Fursys, Inc.	24,609	649,871
	Gaon Cable Co., Ltd.	17,158	317,984
	Geumhwa PSC Co., Ltd.	490	12,335
	GMB Korea Corp.	84,945	651,845
#	Golfzon Newdin Holdings Co., Ltd.	174,269	843,875
	GS Engineering & Construction Corp.	473,477	16,123,644
*	GS Global Corp.	381,342	832,228
	GS Holdings Corp.	413,244	13,410,332
	GS Home Shopping, Inc.	6,576	800,763
	Gwangju Shinsegae Co., Ltd.	5,156	697,964
	Haitai Confectionery & Foods Co., Ltd.	6,605	48,581

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Halla Corp.	190,923	$888,009
	Halla Holdings Corp.	61,703	2,427,082
	Hana Financial Group, Inc.	2,088,231	60,881,140
#	Handsome Co., Ltd.	120,726	3,354,679
	Hanil Holdings Co., Ltd.	93,296	869,342
	Hanjin Transportation Co., Ltd.	67,273	2,625,910
	Hankook Tire & Technology Co., Ltd.	591,601	21,687,784
	HanmiGlobal Co., Ltd.	3,947	34,716
	Hanshin Construction	67,579	1,099,183
*	Hansol Holdings Co., Ltd.	379,506	1,184,290
#*	Hansol HomeDeco Co., Ltd.	575,424	981,856
	Hansol Paper Co., Ltd.	130,503	1,512,333
*	Hansol Technics Co., Ltd.	219,501	1,965,194
*	Hanwha Aerospace Co., Ltd.	293,656	10,670,241
	Hanwha Corp.	255,283	7,312,684
*	Hanwha General Insurance Co., Ltd.	487,054	1,469,834
*	Hanwha Investment & Securities Co., Ltd.	888,771	2,075,219
	Hanwha Life Insurance Co., Ltd.	1,941,705	4,622,486
	Hanwha Solutions Corp.	421,508	18,752,922
	Hanyang Eng Co., Ltd.	93,355	1,490,052
	Hanyang Securities Co., Ltd.	71,424	590,099
	Harim Holdings Co., Ltd.	271,764	1,957,128
	HDC Hyundai Engineering Plastics Co., Ltd.	112,531	647,803
*	Heung-A Shipping Co., Ltd.	702,313	30,372
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	430,231
	Hitejinro Holdings Co., Ltd.	58,163	765,106
	HS R&A Co., Ltd.	308,886	687,840
*	HSD Engine Co., Ltd.	62,717	396,006
*	Humax Co., Ltd.	127,093	566,420
#*	Huneed Technologies	54,858	299,006
#	Huons Global Co., Ltd.	10,342	244,452
#	Huvis Corp.	132,039	903,864
	Hwa Shin Co., Ltd.	163,309	662,345
	Hwacheon Machine Tool Co., Ltd.	9,296	261,856
#	Hwangkum Steel & Technology Co., Ltd.	62,086	442,525
	HwaSung Industrial Co., Ltd.	80,683	816,861
	Hy-Lok Corp.	63,907	805,475
	Hyosung Chemical Corp.	1,893	278,815
	Hyosung Corp.	57,103	3,776,079
	Hyundai BNG Steel Co., Ltd.	73,147	1,404,286
*	Hyundai Construction Equipment Co., Ltd.	99,959	3,013,982
	Hyundai Corp Holdings, Inc.	48,859	449,587
	Hyundai Corp.	72,538	1,018,903
	Hyundai Department Store Co., Ltd.	91,177	6,373,133
*	Hyundai Electric & Energy System Co., Ltd.	30,010	447,915
	Hyundai Engineering & Construction Co., Ltd.	421,074	15,127,256
	Hyundai Futurenet Co., Ltd.	363,665	1,152,737
	Hyundai Greenfood Co., Ltd.	366,133	2,864,538
	Hyundai Heavy Industries Holdings Co., Ltd.	44,608	9,373,640
	Hyundai Home Shopping Network Corp.	51,703	3,645,894
	Hyundai Livart Furniture Co., Ltd.	102,652	1,485,470
	Hyundai Marine & Fire Insurance Co., Ltd.	579,985	10,289,428
	Hyundai Mipo Dockyard Co., Ltd.	182,677	7,031,513
	Hyundai Mobis Co., Ltd.	228,719	64,816,459
#	Hyundai Motor Co.	605,101	123,374,814
	Hyundai Motor Securities Co., Ltd.	128,936	1,431,742
	Hyundai Steel Co.	406,286	14,056,785
	Hyundai Wia Corp.	116,342	9,404,380
	IDIS Holdings Co., Ltd.	38,804	446,626

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Iljin Electric Co., Ltd.	91,487	$267,845
	Iljin Holdings Co., Ltd.	91,947	450,546
#	Ilshin Spinning Co., Ltd.	11,110	827,962
#	Ilsung Pharmaceuticals Co., Ltd.	6,673	475,824
	iMarketKorea, Inc.	147,664	1,095,165
*	Industrial Bank of Korea	1,703,188	11,906,918
	INITECH Co., Ltd.	31,597	132,621
	Interpark Corp.	329,541	1,112,052
	INTOPS Co., Ltd.	100,372	2,569,771
	INZI Display Co., Ltd.	114,878	378,247
*	Iones Co., Ltd.	157,296	828,571
	IS Dongseo Co., Ltd.	62,443	2,993,119
	ISU Chemical Co., Ltd.	128,908	1,564,589
*	Jahwa Electronics Co., Ltd.	98,790	1,833,240
	JB Financial Group Co., Ltd.	1,097,200	5,079,713
	Kangnam Jevisco Co., Ltd.	21,308	392,584
	KAON Media Co., Ltd.	61,724	423,108
*	KB Financial Group, Inc.	320,253	11,562,814
#*	KB Financial Group, Inc., ADR	2,775,747	100,648,586
	KC Co., Ltd.	66,299	1,616,625
	KC Green Holdings Co., Ltd.	88,975	401,245
	KCC Corp.	37,785	6,696,004
	KCC Engineering & Construction Co., Ltd.	57,788	450,758
*	KCC Glass Corp.	81,947	2,635,385
*	KEC Corp.	282,203	699,327
#	Keyang Electric Machinery Co., Ltd.	137,325	521,602
	KG Eco Technology Service Co., Ltd.	108,408	582,674
	Kia Motors Corp.	1,095,821	80,310,655
	KISCO Corp.	130,771	908,551
	KISCO Holdings Co., Ltd.	66,422	848,298
	KISWIRE, Ltd.	65,649	826,137
	KIWOOM Securities Co., Ltd.	95,942	12,071,035
	Kolmar Korea Holdings Co., Ltd.	19,172	459,037
	Kolon Corp.	53,039	954,469
	Kolon Global Corp.	41,349	663,691
	Kolon Industries, Inc.	162,226	5,919,104
	Komelon Corp.	29,152	226,782
#	Korea Alcohol Industrial Co., Ltd.	117,772	1,311,475
	Korea Asset In Trust Co., Ltd.	256,587	879,131
#*	Korea Circuit Co., Ltd.	99,294	1,280,579
	Korea Electric Terminal Co., Ltd.	40,747	2,739,139
	Korea Export Packaging Industrial Co., Ltd.	1,813	37,827
	Korea Flange Co., Ltd.	159,881	413,008
	Korea Investment Holdings Co., Ltd.	249,251	18,083,821
*	Korea Line Corp.	1,174,721	3,563,779
	Korea Petrochemical Ind Co., Ltd.	28,323	7,156,282
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	2,081,627
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	181,977	15,242,806
	Korea Zinc Co., Ltd.	4,684	1,690,104
*	Korean Air Lines Co., Ltd.	580,010	14,849,214
	Korean Reinsurance Co.	662,764	4,405,865
	Kortek Corp.	72,824	617,273
	KPX Chemical Co., Ltd.	17,329	804,896
	KSS LINE, Ltd.	124,956	1,199,188
	KT Skylife Co., Ltd.	194,193	1,477,742
#*	KT&G Corp.	23,808	1,703,381
#	KTB Investment & Securities Co., Ltd.	342,340	1,051,799
	KTCS Corp.	206,255	414,186
	Ktis Corp.	206,085	489,741

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdo Chemical Co., Ltd.	17,860	$755,375
	Kukdong Oil & Chemicals Co., Ltd.	26,930	79,835
	Kumho Industrial Co., Ltd.	2,178	16,379
*	Kumho Tire Co., Inc.	794,452	2,678,831
	Kumkang Kind Co., Ltd.	96,105	439,223
#	Kyeryong Construction Industrial Co., Ltd.	52,424	1,431,762
	Kyobo Securities Co., Ltd.	150,710	970,985
#	Kyungbang Co., Ltd.	85,223	954,637
#	Leadcorp, Inc. (The)	134,082	722,869
	LF Corp.	171,501	2,201,544
	LG Corp.	397,349	35,136,219
#*	LG Display Co., Ltd., ADR	3,775,159	36,468,036
*	LG Display Co., Ltd.	92,951	1,806,868
	LG Electronics, Inc.	825,526	112,703,645
	LG Hausys, Ltd.	57,369	3,928,489
	LG HelloVision Co., Ltd.	219,806	862,341
	LG International Corp.	264,386	6,226,327
	LG Uplus Corp.	1,563,860	16,683,322
	LIG Nex1 Co., Ltd.	2,945	97,647
	LMS Co., Ltd.	30,866	305,717
	Lotte Chemical Corp.	73,069	16,993,299
#	Lotte Chilsung Beverage Co., Ltd.	21,352	2,215,657
	Lotte Confectionery Co., Ltd.	538	50,195
	Lotte Corp.	133,090	3,858,091
	LOTTE Fine Chemical Co., Ltd.	155,398	7,536,454
	Lotte Food Co., Ltd.	1,976	599,207
	LOTTE Himart Co., Ltd.	87,964	3,088,492
#*	Lotte Non-Life Insurance Co., Ltd.	475,815	739,093
	Lotte Shopping Co., Ltd.	47,848	4,505,312
	LS Corp.	109,499	6,272,477
*	Lumens Co., Ltd.	322,961	757,554
*	LVMC Holdings	274,553	1,050,132
	Maeil Holdings Co., Ltd.	11,288	88,276
#	MegaStudy Co., Ltd.	51,341	488,948
	Meritz Financial Group, Inc.	264,615	2,256,000
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	886,970
#	Meritz Securities Co., Ltd.	2,222,821	6,992,024
	Mi Chang Oil Industrial Co., Ltd.	5,197	294,225
	Mirae Asset Daewoo Co., Ltd.	2,156,464	18,263,743
	Mirae Asset Life Insurance Co., Ltd.	600,688	1,962,261
	MK Electron Co., Ltd.	118,182	1,093,064
*	MNTech Co., Ltd.	121,454	395,527
	Moorim P&P Co., Ltd.	188,882	822,171
	Moorim Paper Co., Ltd.	183,442	447,014
#	Motonic Corp.	83,715	976,136
*	Muhak Co., Ltd.	77,436	479,038
	Namyang Dairy Products Co., Ltd.	2,357	603,529
#	Neowiz Holdings Corp.	34,913	507,512
	Nexen Corp.	195,104	772,917
	Nexen Tire Corp.	315,860	1,756,707
#	NH Investment & Securities Co., Ltd.	653,039	6,434,289
*	NHN Corp.	70,470	4,388,941
	Nong Shim Holdings Co., Ltd.	16,267	1,073,891
	NongShim Co., Ltd.	17,873	4,504,697
	NOROO Paint & Coatings Co., Ltd.	66,016	522,698
	NPC	116,690	373,344
	NS Shopping Co., Ltd.	74,291	800,398
*	OCI Co., Ltd.	93,632	8,234,229
	Opto Device Technology Co., Ltd.	52,020	246,412

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Holdings Corp.	201,826	$2,416,604
#	Paik Kwang Industrial Co., Ltd.	250,824	887,190
*	Pan Ocean Co., Ltd.	1,801,521	7,325,941
	Pang Rim Co., Ltd.	14,177	24,598
	Pan-Pacific Co., Ltd.	113,324	194,703
	Paradise Co., Ltd.	10,185	143,821
#	Poongsan Corp.	157,295	3,994,248
#	Poongsan Holdings Corp.	35,193	1,265,004
	POSCO, Sponsored ADR	977,870	53,577,497
	POSCO	157,280	34,523,885
	Posco International Corp.	417,341	6,157,771
	Power Logics Co., Ltd.	92,739	735,697
#	Pyeong Hwa Automotive Co., Ltd.	70,883	691,591
	S&T Dynamics Co., Ltd.	138,924	802,662
	S&T Holdings Co., Ltd.	51,515	718,043
#	S&T Motiv Co., Ltd.	79,924	5,152,895
	Sajo Industries Co., Ltd.	15,401	448,251
#	Sam Young Electronics Co., Ltd.	89,075	807,461
	Sambo Corrugated Board Co., Ltd.	31,268	312,441
*	Sambo Motors Co., Ltd.	87,759	547,161
	Samho Development Co., Ltd.	158,982	616,831
	SAMHWA Paints Industrial Co., Ltd.	68,665	665,187
	Samick Musical Instruments Co., Ltd.	428,885	552,876
	Samji Electronics Co., Ltd.	13,939	177,673
#	Samjin LND Co., Ltd.	82,899	275,865
*	Samkee Corp.	104,071	433,362
	Sammok S-Form Co., Ltd.	51,574	488,697
	SAMPYO Cement Co., Ltd.	275,308	1,000,542
	Samsung C&T Corp.	349,017	40,443,853
	Samsung Card Co., Ltd.	177,493	4,705,645
	Samsung Electronics Co., Ltd.	2,005,123	146,588,459
	Samsung Electronics Co., Ltd., GDR	1,486	2,734,240
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	18,026,078
*	Samsung Heavy Industries Co., Ltd.	2,173,099	12,055,054
	Samsung Life Insurance Co., Ltd.	304,038	19,167,632
	Samsung Securities Co., Ltd.	310,841	10,482,137
	SAMT Co., Ltd.	500,212	1,123,733
	Samyang Corp.	28,088	1,561,933
	Samyang Holdings Corp.	28,716	2,233,394
	Samyang Tongsang Co., Ltd.	10,794	591,954
	Sangsangin Co., Ltd.	73,576	437,264
	SAVEZONE I&C Corp.	83,806	234,675
*	SBS Media Holdings Co., Ltd.	222,384	372,916
	Seah Besteel Corp.	100,507	1,099,010
	SeAH Holdings Corp.	5,140	340,365
	SeAH Steel Corp.	12,021	984,961
	SeAH Steel Holdings Corp.	11,566	472,022
	Sebang Co., Ltd.	94,422	1,198,137
	Sebang Global Battery Co., Ltd.	54,720	4,966,929
	Sejong Industrial Co., Ltd.	132,978	1,093,891
	Sekonix Co., Ltd.	67,746	542,540
	S-Energy Co., Ltd.	40,484	252,545
	Seohan Co., Ltd.	698,627	905,540
	SEOWONINTECH Co., Ltd.	6,241	46,832
	Seoyon Co., Ltd.	124,019	840,812
	Seoyon E-Hwa Co., Ltd.	96,241	612,153
	Sewon Precision Industry Co., Ltd.	1,457	1,976
	SGC e Tec E&C Co., Ltd.	9,133	412,332
	SGC Energy Co., Ltd.	32,792	1,060,398

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Shindaeyang Paper Co., Ltd.	16,093	$901,892
*	Shinhan Financial Group Co., Ltd.	1,558,413	42,738,718
#*	Shinhan Financial Group Co., Ltd., ADR	1,308,929	36,218,065
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	726,156
	Shinsegae Food Co., Ltd.	2,444	141,257
	Shinsegae, Inc.	51,592	10,778,131
#*	Shinsung Tongsang Co., Ltd.	172,621	224,166
	Shinwha Intertek Corp.	35,678	110,996
	Shinyoung Securities Co., Ltd.	37,678	1,799,799
*	Signetics Corp.	454,177	530,126
	Silla Co., Ltd.	43,719	382,776
#	SIMPAC, Inc.	167,099	401,418
	Sindoh Co., Ltd.	34,979	810,930
#	SK Discovery Co., Ltd.	90,756	5,145,231
	SK Gas, Ltd.	397	34,236
	SK Holdings Co., Ltd.	42,795	11,891,916
	SK Hynix, Inc.	668,861	73,026,583
	SK Innovation Co., Ltd.	190,523	47,563,125
	SK Networks Co., Ltd.	2,079,015	9,589,847
*	SK Rent A Car Co., Ltd.	11,382	103,832
	SK Securities Co., Ltd.	2,864,051	2,150,740
	SL Corp.	116,004	2,556,804
*	Solus Advanced Materials Co., Ltd.	154,224	6,452,034
	Songwon Industrial Co., Ltd.	41,113	556,960
#*	Ssangyong Motor Co.	336,500	833,278
#	Sun Kwang Co., Ltd.	35,191	897,514
#	Sung Kwang Bend Co., Ltd.	140,780	903,146
*	Sungchang Enterprise Holdings, Ltd.	293,641	612,325
	Sungdo Engineering & Construction Co., Ltd.	99,520	495,222
#	Sungshin Cement Co., Ltd.	153,843	1,052,856
	Sungwoo Hitech Co., Ltd.	386,003	2,543,661
	Sunjin Co., Ltd.	38,036	502,104
	Tae Kyung Industrial Co., Ltd.	92,671	443,671
	Taekwang Industrial Co., Ltd.	2,758	2,065,935
*	Taewoong Co., Ltd.	94,977	1,119,761
	Taeyoung Engineering & Construction Co., Ltd.	199,296	2,137,569
*	Thinkware Systems Corp.	45,754	705,195
#*	TK Chemical Corp.	637,170	1,435,709
#	TK Corp.	118,108	738,463
	Tongyang Life Insurance Co., Ltd.	382,433	1,250,887
#	Tongyang, Inc.	315,577	338,145
	Top Engineering Co., Ltd.	115,224	1,002,521
	Tovis Co., Ltd.	119,932	794,226
#	TS Corp.	35,416	628,580
*	TY Holdings Co., Ltd.	192,133	4,071,730
	UIL Co., Ltd.	74,875	255,882
	Unid Co., Ltd.	44,621	2,027,355
*	Viatron Technologies, Inc.	2,049	20,203
	Visang Education, Inc.	48,747	278,758
#*	WillBes & Co. (The)	462,170	602,317
*	Wonik Holdings Co., Ltd.	296,704	1,780,488
	Wonik Materials Co., Ltd.	12,961	403,605
	Woori Financial Capital Co., Ltd.	6,451	61,836
*	Woori Financial Group, Inc.	3,415,694	26,874,463
#	Woorison F&G Co., Ltd.	83,461	152,858
#	WooSung Feed Co., Ltd.	153,684	420,657
	Y G-1 Co., Ltd.	141,659	720,564
	Yoosung Enterprise Co., Ltd.	139,370	372,060
	Youlchon Chemical Co., Ltd.	18,152	361,364

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Corp.	3,717	$1,709,109
	Young Poong Precision Corp.	79,412	565,920
*	Youngone Corp.	123,827	3,908,159
	Youngone Holdings Co., Ltd.	26,091	887,836
*	Yuanta Securities Korea Co., Ltd.	774,455	2,070,383
	YuHwa Securities Co., Ltd.	130,435	254,995
	Zeus Co., Ltd.	57,364	1,378,244
TOTAL SOUTH KOREA			2,087,311,745
TAIWAN — (15.4%)
	Ability Enterprise Co., Ltd.	1,725,330	886,563
#	AcBel Polytech, Inc.	603,000	605,157
#	Acer, Inc.	14,714,109	14,169,478
#	ACES Electronic Co., Ltd.	982,000	1,412,245
*	Acon Holding, Inc.	1,521,000	600,338
	Advanced International Multitech Co., Ltd.	444,000	664,073
#*	Advanced Optoelectronic Technology, Inc.	500,000	535,447
#*	AGV Products Corp.	2,899,211	848,804
	Airmate Cayman International Co., Ltd.	30,618	26,443
#	Allis Electric Co., Ltd.	1,347,580	1,129,767
	Alpha Networks, Inc.	1,958,086	2,412,734
	Altek Corp.	1,407,365	1,775,131
*	Ambassador Hotel (The)	1,615,000	1,676,254
#	AMPOC Far-East Co., Ltd.	745,000	894,794
*	AmTRAN Technology Co., Ltd.	5,017,956	1,992,423
#	Apacer Technology, Inc.	578,210	788,539
#	APCB, Inc.	1,007,000	752,162
#	Apex International Co., Ltd.	865,263	2,121,180
	Apex Science & Engineering	92,536	39,236
	Ardentec Corp.	2,956,058	4,368,666
#	Asia Cement Corp.	16,550,589	23,621,988
	Asia Electronic Material Co., Ltd.	92,000	68,058
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,744,524
#*	Asia Plastic Recycling Holding, Ltd.	1,651,942	472,381
	Asia Polymer Corp.	2,995,971	2,010,854
	Asia Tech Image, Inc.	62,000	121,710
#	Asia Vital Components Co., Ltd.	2,121,984	4,976,481
	Asustek Computer, Inc.	3,800,000	38,830,656
*	AU Optronics Corp., Sponsored ADR	3,887,815	20,216,638
#*	AU Optronics Corp.	952,812	501,025
#	Audix Corp.	516,332	829,204
	AVY Precision Technology, Inc.	977,364	885,360
	Bank of Kaohsiung Co., Ltd.	3,560,207	1,218,081
	BES Engineering Corp.	9,469,443	2,812,581
#	Bin Chuan Enterprise Co., Ltd.	226,000	219,843
#*	Biostar Microtech International Corp.	1,294,055	719,792
	Bright Led Electronics Corp.	699,000	376,436
*	Cameo Communications, Inc.	1,455,197	424,671
#	Capital Securities Corp.	13,277,158	6,338,329
	Career Technology MFG. Co., Ltd.	874,085	1,009,345
#	Carnival Industrial Corp.	908,007	341,900
	Catcher Technology Co., Ltd.	4,898,000	34,538,668
#	Cathay Chemical Works	372,000	246,105
	Cathay Financial Holding Co., Ltd.	47,483,459	67,540,974
	Cathay Real Estate Development Co., Ltd.	4,438,694	2,956,516
#	Celxpert Energy Corp.	419,000	724,673
	Central Reinsurance Co., Ltd.	941,366	712,525
#*	Chain Chon Industrial Co., Ltd.	614,000	375,835
	ChainQui Construction Development Co., Ltd.	744,393	442,004

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Champion Building Materials Co., Ltd.	1,880,828	$516,559
	Chang Hwa Commercial Bank, Ltd.	40,051,220	23,649,311
#	Channel Well Technology Co., Ltd.	457,000	691,537
#	CHC Healthcare Group	801,000	995,208
#	Chen Full International Co., Ltd.	266,000	365,450
#	Cheng Loong Corp.	6,019,659	6,171,981
#*	Cheng Mei Materials Technology Corp.	2,484,000	979,471
	Cheng Uei Precision Industry Co., Ltd.	3,067,635	4,897,174
#	Chenming Electronic Technology Corp.	455,000	216,027
	Chia Chang Co., Ltd.	824,000	1,070,883
	Chia Hsin Cement Corp.	3,272,191	1,925,639
	Chien Kuo Construction Co., Ltd.	1,122,797	486,301
#	Chilisin Electronics Corp.	1,650,000	5,931,050
*	China Airlines, Ltd.	20,886,353	8,179,309
	China Bills Finance Corp.	3,514,000	1,836,168
	China Chemical & Pharmaceutical Co., Ltd.	1,922,264	1,494,417
	China Development Financial Holding Corp.	61,990,734	19,719,799
#	China Electric Manufacturing Corp.	1,555,432	692,886
#	China General Plastics Corp.	1,364,367	1,118,623
#	China Glaze Co., Ltd.	873,799	325,606
#	China Life Insurance Co., Ltd.	20,762,479	16,814,289
*	China Man-Made Fiber Corp.	9,495,899	2,809,487
	China Metal Products	2,231,969	2,370,143
*	China Motor Corp.	1,621,099	2,683,408
#	China Petrochemical Development Corp.	22,499,466	7,418,014
	China Steel Corp.	72,252,320	59,154,580
#	China Steel Structure Co., Ltd.	677,219	687,250
#	China Wire & Cable Co., Ltd.	642,600	588,880
#	Chinese Maritime Transport, Ltd.	618,270	654,598
	Chin-Poon Industrial Co., Ltd.	3,021,815	3,537,284
	Chipbond Technology Corp.	1,912,000	4,704,991
	ChipMOS Techinologies, Inc.	3,917,085	4,697,535
	ChipMOS Technologies, Inc., ADR	34,184	827,589
	Chun YU Works & Co., Ltd.	1,427,000	888,987
#	Chun Yuan Steel Industry Co., Ltd.	3,072,287	1,281,603
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	4,299,576
#*	Chung Hung Steel Corp.	6,730,000	3,254,481
#*	Chung Hwa Pulp Corp.	2,887,353	1,022,160
*	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	74,395
	Clevo Co.	1,257,000	1,313,239
	CMC Magnetics Corp.	5,750,638	1,685,126
	CoAsia Electronics Corp.	305,792	135,076
#	Collins Co., Ltd.	864,224	484,304
	Compal Electronics, Inc.	31,248,332	23,901,178
#	Compeq Manufacturing Co., Ltd.	6,781,000	10,253,812
	Compucase Enterprise	14,000	19,595
#	Concord Securities Co., Ltd.	2,085,489	981,401
#	Continental Holdings Corp.	3,010,540	2,043,005
#	Contrel Technology Co., Ltd.	881,000	468,575
	Coretronic Corp.	3,202,800	4,403,028
#*	Coxon Precise Industrial Co., Ltd.	693,000	322,639
#	Creative Sensor, Inc.	529,000	354,672
	CTBC Financial Holding Co., Ltd.	114,574,073	77,619,100
#	CviLux Corp.	101,000	117,846
#	CyberTAN Technology, Inc.	799,000	500,445
#	DA CIN Construction Co., Ltd.	2,226,579	1,964,781
	Darfon Electronics Corp.	240,000	350,360
*	Darwin Precisions Corp.	2,660,635	1,162,026

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Delpha Construction Co., Ltd.	734,576	$352,301
	Depo Auto Parts Ind Co., Ltd.	501,000	1,041,914
*	Der Pao Construction Co., Ltd.	2,158,544	0
#	Dimerco Express Corp.	156,000	327,432
*	D-Link Corp.	4,530,552	3,904,005
#*	Dynamic Electronics Co., Ltd.	2,215,873	1,512,720
	Dynapack International Technology Corp.	1,033,000	3,303,076
	E.Sun Financial Holding Co., Ltd.	66,564,310	56,095,941
#	Edimax Technology Co., Ltd.	1,429,902	608,488
	Edison Opto Corp.	739,000	446,562
#	Edom Technology Co., Ltd.	983,046	785,415
#	Elite Semiconductor Microelectronics Technology, Inc.	1,277,000	2,655,153
#*	Elitegroup Computer Systems Co., Ltd.	1,974,395	1,775,514
	ENG Electric Co., Ltd.	239,997	2,347
*	Ennostar, Inc.	1,530,209	4,508,250
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,183,021
#	Eson Precision Ind. Co., Ltd.	705,000	1,602,741
	Eternal Materials Co., Ltd.	1,775,513	2,104,947
	Eva Airways Corp.	19,522,355	8,739,976
*	Everest Textile Co., Ltd.	2,209,125	666,036
	Evergreen International Storage & Transport Corp.	3,796,000	2,112,200
*	Evergreen Marine Corp. Taiwan, Ltd.	18,006,145	20,013,046
	Everlight Chemical Industrial Corp.	680,950	372,757
	Everlight Electronics Co., Ltd.	3,134,000	4,636,776
#	Excellence Opto, Inc.	96,000	106,641
	Excelsior Medical Co., Ltd.	764,527	1,488,918
	EZconn Corp.	194,250	200,704
	Far Eastern Department Stores, Ltd.	8,561,445	6,570,645
	Far Eastern International Bank	23,031,641	8,429,377
	Far Eastern New Century Corp.	21,973,528	20,351,245
#	Farglory F T Z Investment Holding Co., Ltd.	909,648	852,345
#	Farglory Land Development Co., Ltd.	2,013,264	3,588,977
*	Federal Corp.	2,432,160	1,444,964
#*	First Copper Technology Co., Ltd.	1,018,750	714,181
	First Financial Holding Co., Ltd.	61,468,241	44,288,131
	First Hotel	1,136,857	545,648
	First Insurance Co., Ltd. (The)	1,815,064	822,586
#	First Steamship Co., Ltd.	4,562,042	1,464,852
*	FIT Holding Co., Ltd.	185,150	169,888
	FLEXium Interconnect, Inc.	200,000	846,593
	Forest Water Environment Engineering Co., Ltd.	20,000	27,081
	Formosa Advanced Technologies Co., Ltd.	1,342,000	1,735,993
	Formosa Chemicals & Fibre Corp.	659,000	1,821,268
#*	Formosa Laboratories, Inc.	678,478	1,132,629
#	Formosa Taffeta Co., Ltd.	3,835,511	3,979,805
	Formosan Rubber Group, Inc.	1,733,957	1,375,451
	Formosan Union Chemical	2,510,843	1,255,970
#	Founding Construction & Development Co., Ltd.	1,452,418	834,050
#	Foxconn Technology Co., Ltd.	4,040,142	10,763,950
#	Froch Enterprise Co., Ltd.	1,389,734	596,679
#	FSP Technology, Inc.	810,292	1,208,969
	Fubon Financial Holding Co., Ltd.	41,209,471	66,911,797
	Fullerton Technology Co., Ltd.	698,200	424,842
#*	Fulltech Fiber Glass Corp.	2,315,216	1,091,369
#	Fwusow Industry Co., Ltd.	1,258,043	834,616
#	G Shank Enterprise Co., Ltd.	1,125,902	1,015,243
	Gemtek Technology Corp.	1,987,962	1,994,968
	General Interface Solution Holding, Ltd.	769,000	3,080,979
	Getac Technology Corp.	692,065	1,185,982

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Giantplus Technology Co., Ltd.	1,992,100	$830,366
	Gigabyte Technology Co., Ltd.	332,287	934,371
#	Global Brands Manufacture, Ltd.	2,271,951	1,916,162
	Globe Union Industrial Corp.	1,492,625	789,828
	Gloria Material Technology Corp.	3,794,116	2,078,941
#*	Gold Circuit Electronics, Ltd.	4,617,965	8,552,586
	Goldsun Building Materials Co., Ltd.	5,988,171	4,453,097
	Good Will Instrument Co., Ltd.	172,746	142,039
#	Grand Fortune Securities Co., Ltd.	625,000	231,137
#	Grand Ocean Retail Group, Ltd.	653,000	434,908
*	Grand Pacific Petrochemical	5,994,000	4,464,876
	Great China Metal Industry	967,000	757,633
	Great Wall Enterprise Co., Ltd.	4,495,169	7,734,604
*	Green Energy Technology, Inc.	1,424,880	3,053
	GTM Holdings Corp.	847,900	687,967
#	Hannstar Board Corp.	3,343,488	4,921,253
#*	HannStar Display Corp.	17,564,435	7,576,901
#	HannsTouch Solution, Inc.	3,723,001	1,276,107
	Hanpin Electron Co., Ltd.	286,000	296,420
#*	Harvatek Corp.	1,107,553	661,260
#	Hey Song Corp.	2,471,500	2,831,972
	Highwealth Construction Corp.	1,156,100	1,756,165
#	Hiroca Holdings, Ltd.	444,000	986,913
#	Hitron Technology, Inc.	836,098	663,745
*	Ho Tung Chemical Corp.	6,689,475	2,185,356
#*	Hocheng Corp.	1,855,300	595,718
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	13,140
	Hon Hai Precision Industry Co., Ltd.	50,446,192	200,629,790
	Hong Pu Real Estate Development Co., Ltd.	1,272,655	969,825
#	Hong TAI Electric Industrial	1,593,000	925,957
#	Hong YI Fiber Industry Co.	798,000	465,939
#	Horizon Securities Co., Ltd.	2,045,000	868,532
#	Hsin Kuang Steel Co., Ltd.	1,051,124	1,276,433
#	Hsing TA Cement Co.	1,124,614	738,573
#*	HTC Corp.	4,904,000	4,964,841
#	HUA ENG Wire & Cable Co., Ltd.	2,127,035	811,806
	Hua Nan Financial Holdings Co., Ltd.	40,162,692	24,596,026
	Huaku Development Co., Ltd.	793,000	2,434,388
	Huang Hsiang Construction Corp.	774,000	965,458
#	Hung Ching Development & Construction Co., Ltd.	1,023,468	671,324
	Hung Sheng Construction, Ltd.	2,960,269	1,902,236
	Huxen Corp.	227,281	404,787
#	Hwacom Systems, Inc.	270,000	143,718
	IBF Financial Holdings Co., Ltd.	20,548,293	9,233,212
#	Ichia Technologies, Inc.	1,664,260	960,781
#*	I-Chiun Precision Industry Co., Ltd.	1,317,000	799,944
	IEI Integration Corp.	30,200	54,441
	Infortrend Technology, Inc.	1,013,000	433,382
#	Innolux Corp.	36,238,544	16,835,956
#	Inpaq Technology Co., Ltd.	280,250	701,498
#	Integrated Service Technology, Inc.	115,570	212,463
	International CSRC Investment Holdings Co.	5,276,166	4,346,533
#	Inventec Corp.	18,804,277	15,612,840
	ITE Technology, Inc.	1,160,479	2,958,914
#	Jarllytec Co., Ltd.	415,000	1,021,202
#	Jean Co., Ltd.	271,751	90,644
	Jess-Link Products Co., Ltd.	738,500	961,670
	Jih Sun Financial Holdings Co., Ltd.	11,650,430	5,002,499
	Jinli Group Holdings, Ltd.	847,532	249,126

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	K Laser Technology, Inc.	902,601	$527,768
	Kaulin Manufacturing Co., Ltd.	732,656	296,488
	KEE TAI Properties Co., Ltd.	1,804,000	630,891
	Kindom Development Co., Ltd.	2,333,000	2,664,061
	King Chou Marine Technology Co., Ltd.	243,100	276,397
#	King Yuan Electronics Co., Ltd.	9,063,805	11,941,766
	King's Town Bank Co., Ltd.	6,545,012	8,857,548
#*	King's Town Construction Co., Ltd.	426,380	532,234
#*	Kinko Optical Co., Ltd.	628,000	773,741
#	Kinpo Electronics	8,355,375	3,538,247
#	Kinsus Interconnect Technology Corp.	2,128,000	5,924,167
#*	Kung Sing Engineering Corp.	3,508,614	1,158,826
	Kuo Toong International Co., Ltd.	1,303,808	1,024,637
#*	Kwong Fong Industries Corp.	604,649	232,458
	Kwong Lung Enterprise Co., Ltd.	153,000	210,773
#	KYE Systems Corp.	1,378,909	505,334
#	L&K Engineering Co., Ltd.	1,061,000	1,109,072
*	LAN FA Textile	1,266,713	361,955
#	Leader Electronics, Inc.	347,056	164,252
#*	Lealea Enterprise Co., Ltd.	4,753,941	1,913,309
#	LEE CHI Enterprises Co., Ltd.	1,304,900	583,803
#*	Li Peng Enterprise Co., Ltd.	3,512,381	955,398
#	Lida Holdings, Ltd.	316,680	384,308
	Lien Hwa Industrial Holdings Corp.	1,086,650	1,568,138
*	Lingsen Precision Industries, Ltd.	2,389,480	1,173,619
	Lite-On Technology Corp.	15,609,738	30,572,288
#*	Long Bon International Co., Ltd.	1,075,880	534,831
#	Longchen Paper & Packaging Co., Ltd.	6,104,304	4,226,343
#	Lucky Cement Corp.	1,481,000	573,187
#	Macronix International	13,118,605	18,334,664
#	Materials Analysis Technology, Inc.	37,000	125,799
	Mayer Steel Pipe Corp.	943,456	626,644
#	Maywufa Co., Ltd.	182,070	107,171
#	Mega Financial Holding Co., Ltd.	41,157,796	41,336,980
	Mercuries & Associates Holding, Ltd.	3,096,465	2,186,067
*	Mercuries Life Insurance Co., Ltd.	9,322,317	2,667,464
*	MIN AIK Technology Co., Ltd.	910,600	451,740
	Mitac Holdings Corp.	4,011,682	4,161,691
#	MPI Corp.	378,000	1,446,000
#	Nan Ren Lake Leisure Amusement Co., Ltd.	989,000	355,595
#	Nan Ya Printed Circuit Board Corp.	929,000	7,474,767
	Nanya Technology Corp.	8,560,000	24,345,133
#	New Era Electronics Co., Ltd.	168,000	119,448
*	Nien Hsing Textile Co., Ltd.	828,061	461,485
#	Nishoku Technology, Inc.	264,000	969,048
	O-Bank Co., Ltd.	1,407,604	330,334
*	OptoTech Corp.	2,537,828	2,274,216
	Orient Semiconductor Electronics, Ltd.	1,705,670	894,899
*	Pacific Construction Co.	2,038,452	666,897
#	Pan Jit International, Inc.	1,211,100	2,177,741
#	Pan-International Industrial Corp.	3,175,444	4,680,024
#	Pegatron Corp.	13,058,998	36,542,296
#*	Phihong Technology Co., Ltd.	2,314,882	1,358,507
	Plastron Precision Co., Ltd.	38,156	17,103
#	Plotech Co., Ltd.	640,000	631,238
	Pou Chen Corp.	11,307,550	11,284,888
	President Securities Corp.	7,089,330	5,049,269
#	Prince Housing & Development Corp.	7,114,018	2,729,037
*	Prodisc Technology, Inc.	6,185,157	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co., Ltd.	123,000	$151,809
	Qisda Corp.	12,463,171	12,719,860
#	Qualipoly Chemical Corp.	290,593	317,444
#*	Quintain Steel Co., Ltd.	1,444,473	527,977
	Radiant Opto-Electronics Corp.	845,000	3,461,637
	Radium Life Tech Co., Ltd.	5,266,226	1,987,387
#	Rich Development Co., Ltd.	3,937,054	1,323,974
*	Ritek Corp.	6,209,449	2,242,277
#*	Rotam Global Agrosciences, Ltd.	300,693	119,158
	Ruentex Development Co., Ltd.	4,984,980	6,879,318
	Ruentex Industries, Ltd.	2,312,600	5,624,715
	Sampo Corp.	2,480,340	2,237,735
	San Fang Chemical Industry Co., Ltd.	23,000	16,106
#	San Far Property, Ltd.	1,828,201	909,804
#	Sanyang Motor Co., Ltd.	2,660,624	2,986,838
	Sesoda Corp.	1,421,385	1,102,782
	Shan-Loong Transportation Co., Ltd.	546,000	606,958
#*	Sharehope Medicine Co., Ltd.	118,339	133,133
	Sheng Yu Steel Co., Ltd.	792,000	564,549
#	ShenMao Technology, Inc.	530,000	543,383
#	Shih Her Technologies, Inc.	325,000	567,430
*	Shih Wei Navigation Co., Ltd.	1,637,577	572,474
	Shihlin Electric & Engineering Corp.	3,501,000	5,851,801
#	Shin Kong Financial Holding Co., Ltd.	52,407,023	15,039,460
#	Shin Zu Shing Co., Ltd.	1,358,842	6,050,141
*	Shining Building Business Co., Ltd.	1,300,368	593,815
#	Shinkong Insurance Co., Ltd.	1,735,412	2,262,942
	Shinkong Synthetic Fibers Corp.	8,438,754	3,786,385
*	Shuttle, Inc.	2,202,015	902,219
#	Sigurd Microelectronics Corp.	3,347,231	5,807,967
#	Silicon Integrated Systems Corp.	4,457,043	2,466,437
*	Silitech Technology Corp.	49,878	56,901
	Sincere Navigation Corp.	2,284,242	1,431,154
	Sinher Technology, Inc.	273,000	494,987
	Sinon Corp.	3,267,877	2,384,309
	SinoPac Financial Holdings Co., Ltd.	64,233,595	25,111,050
	Sirtec International Co., Ltd.	608,200	566,526
#	Siward Crystal Technology Co., Ltd.	1,271,875	1,012,633
#	Solar Applied Materials Technology Co.	1,936,801	3,009,293
#	Solomon Technology Corp.	406,000	254,430
	Solteam, Inc.	39,390	95,556
	Southeast Cement Co., Ltd.	1,436,700	880,796
#	Spirox Corp.	421,563	437,102
#	Sunplus Technology Co., Ltd.	3,846,620	3,443,144
#	Sunrex Technology Corp.	768,108	1,820,073
	Sunspring Metal Corp.	605,000	477,314
	Supreme Electronics Co., Ltd.	2,964,441	3,682,619
	Sweeten Real Estate Development Co., Ltd.	1,308,114	1,000,586
	Synnex Technology International Corp.	7,385,550	11,902,285
#	T3EX Global Holdings Corp.	350,065	475,315
#	Ta Ya Electric Wire & Cable	4,083,262	2,618,001
#	Tah Hsin Industrial Corp.	530,730	1,323,734
#	TA-I Technology Co., Ltd.	133,500	371,578
#*	Tai Tung Communication Co., Ltd.	508,535	367,492
	Taichung Commercial Bank Co., Ltd.	26,725,371	10,154,794
	Taiflex Scientific Co., Ltd.	1,379,960	2,549,469
#	Tainan Enterprises Co., Ltd.	598,183	362,859
#	Tainan Spinning Co., Ltd.	7,778,485	3,494,294
#	Tai-Saw Technology Co., Ltd.	158,000	111,252

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taishin Financial Holding Co., Ltd.	67,905,807	$30,273,130
#	Taita Chemical Co., Ltd.	1,517,788	1,606,362
	Taiwan Business Bank	25,854,972	8,398,477
#	Taiwan Cement Corp.	52,557,948	75,228,075
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	329,600	499,664
	Taiwan Cooperative Financial Holding Co., Ltd.	46,389,182	31,717,486
#	Taiwan Fertilizer Co., Ltd.	3,685,000	6,610,008
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,103,551
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	1,007,017
*	Taiwan Glass Industry Corp.	7,566,982	4,297,796
#	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	2,670,225
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,565,000	1,335,573
*	Taiwan Kolin Co., Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,850,322	1,193,416
	Taiwan Navigation Co., Ltd.	1,380,000	881,313
	Taiwan PCB Techvest Co., Ltd.	2,125,946	3,404,173
	Taiwan Shin Kong Security Co., Ltd.	39,390	51,524
#	Taiwan Surface Mounting Technology Corp.	1,803,991	7,990,259
#*	Taiwan TEA Corp.	3,953,092	2,328,927
	Taiyen Biotech Co., Ltd.	736,217	842,786
#*	Tatung Co., Ltd.	3,510,000	3,160,177
	Te Chang Construction Co., Ltd.	16,260	17,206
	Teco Electric and Machinery Co., Ltd.	8,846,725	8,467,704
	Tera Autotech Corp.	24,863	20,071
	Test-Rite International Co., Ltd.	1,217,266	1,042,013
	Thye Ming Industrial Co., Ltd.	26,000	27,265
*	Ton Yi Industrial Corp.	3,768,600	1,370,996
	Tong Yang Industry Co., Ltd.	2,384,000	3,045,470
	Tong-Tai Machine & Tool Co., Ltd.	1,390,447	718,859
	Topco Technologies Corp.	6,000	14,282
#	Topoint Technology Co., Ltd.	972,459	924,096
*	TPK Holding Co., Ltd.	2,622,000	3,972,918
	Tripod Technology Corp.	2,604,000	11,906,487
#	Tsann Kuen Enterprise Co., Ltd.	215,000	150,601
	TSRC Corp.	113,000	80,623
	Tung Ho Steel Enterprise Corp.	5,513,274	6,173,771
	TXC Corp.	1,802,000	5,362,735
	TYC Brother Industrial Co., Ltd.	1,528,723	1,247,836
*	Tycoons Group Enterprise	2,993,337	664,335
#	Tyntek Corp.	2,234,097	1,444,722
#	UDE Corp.	353,000	366,165
	U-Ming Marine Transport Corp.	2,911,000	3,243,727
	Unimicron Technology Corp.	8,310,363	25,577,301
#	Union Bank Of Taiwan	13,607,666	5,003,914
#	Unitech Computer Co., Ltd.	745,739	672,969
#	Unitech Printed Circuit Board Corp.	4,612,466	3,275,231
	United Microelectronics Corp.	63,357,681	113,521,963
	Unity Opto Technology Co., Ltd.	2,993,000	82,567
	Univacco Technology, Inc.	46,000	35,892
	Universal Cement Corp.	2,715,583	1,984,194
#*	Unizyx Holding Corp.	1,586,000	2,003,279
	UPC Technology Corp.	5,917,598	3,130,380
	USI Corp.	5,955,827	4,268,279
#*	Usun Technology Co., Ltd.	128,100	170,070
#	Ve Wong Corp.	1,057,806	1,337,552
#*	Victory New Materials, Ltd. Co.	962,687	348,653
#	Wah Hong Industrial Corp.	531,516	603,767
	Wah Lee Industrial Corp.	1,404,000	3,761,006
	Walsin Lihwa Corp.	16,702,412	9,800,223

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Walton Advanced Engineering, Inc.	2,020,853	$915,253
	Wan Hai Lines, Ltd.	3,865,000	5,888,261
*	Wei Mon Industry Co., Ltd.	3,885,691	0
	Weikeng Industrial Co., Ltd.	2,307,490	1,493,458
#	Well Shin Technology Co., Ltd.	587,080	1,059,859
#*	Wha Yu Industrial Co., Ltd.	238,000	155,133
#	Winbond Electronics Corp.	22,251,572	20,942,163
#	Winstek Semiconductor Co., Ltd.	247,000	245,539
	Wintek Corp.	20,783,484	254,649
#	Wisdom Marine Lines Co., Ltd.	2,938,364	2,506,219
	Wistron Corp.	21,535,343	23,996,041
	WPG Holdings, Ltd.	10,420,284	15,979,213
	WT Microelectronics Co., Ltd.	2,983,751	4,320,993
	WUS Printed Circuit Co., Ltd.	1,121,668	1,190,565
*	Yang Ming Marine Transport Corp.	9,295,759	6,545,224
	YC INOX Co., Ltd.	2,731,446	2,435,067
	YCC Parts Manufacturing Co., Ltd.	10,000	14,353
#*	Yea Shin International Development Co., Ltd.	1,199,825	711,298
#	Yem Chio Co., Ltd.	2,969,371	1,486,547
#	Yeong Guan Energy Technology Group Co., Ltd.	680,820	1,883,283
	YFC-Boneagle Electric Co., Ltd.	34,000	29,476
#	YFY, Inc.	9,644,847	8,052,895
#	Yi Jinn Industrial Co., Ltd.	1,460,142	734,197
#*	Yieh Phui Enterprise Co., Ltd.	7,073,265	2,860,154
#	Young Fast Optoelectronics Co., Ltd.	614,000	699,639
#	Youngtek Electronics Corp.	911,047	1,995,132
	Yuanta Financial Holding Co., Ltd.	80,471,994	57,040,975
*	Yulon Motor Co., Ltd.	4,057,650	5,906,429
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	208,687	522,017
#	Zenitron Corp.	1,195,000	942,869
	Zero One Technology Co., Ltd.	604,000	811,486
#	Zhen Ding Technology Holding, Ltd.	3,635,000	14,744,855
#*	Zig Sheng Industrial Co., Ltd.	2,587,352	817,899
*	Zinwell Corp.	701,000	434,327
#	ZongTai Real Estate Development Co., Ltd.	1,147,159	1,555,187
TOTAL TAIWAN			2,276,897,819
THAILAND — (2.2%)
*	AAPICO Hitech PCL	226,500	149,840
*	AAPICO Hitech PCL	816,861	540,389
	Amata Corp. PCL	1,549,400	880,047
	Ananda Development PCL	5,845,600	378,900
	AP Thailand PCL	17,812,530	4,314,763
*	Asia Aviation PCL	4,545,600	376,648
*	Asia Aviation PCL	405,600	33,608
	Asia Plus Group Holdings PCL	6,868,900	500,307
	Bangchak Corp. PCL	6,810,700	5,484,058
	Bangkok Airways PCL	4,493,000	1,005,784
	Bangkok Bank PCL	2,241,353	8,499,618
	Bangkok Insurance PCL	215,128	1,919,117
	Bangkok Land PCL	85,955,296	2,958,034
*	Bangkok Life Assurance PCL	1,180,900	927,202
*	Bangkok Ranch PCL	3,615,300	270,574
	Banpu PCL	32,925,150	11,440,747
*	Better World Green PCL	4,257,100	73,962
	Cal-Comp Electronics Thailand PCL, Class F	17,877,114	1,409,622
	Charoen Pokphand Foods PCL	20,818,700	18,954,546
	GFPT PCL	4,052,100	1,732,940
	Global Green Chemicals PCL, Class F	340,900	111,052

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	ICC International PCL	2,286,900	$2,273,147
	Indorama Ventures PCL	3,657,400	4,276,946
	IRPC PCL	49,903,500	5,668,958
*	Italian-Thai Development PCL	21,811,100	757,887
	Kasikornbank PCL	6,588,401	27,956,129
	KGI Securities Thailand PCL	1,650,400	229,391
	Khon Kaen Sugar Industry PCL	10,656,207	982,664
	Kiatnakin Phatra Bank PCL	1,796,900	3,332,040
	Krung Thai Bank PCL	14,561,500	5,643,615
	Lalin Property PCL	204,200	52,193
	LH Financial Group PCL	17,324,546	596,201
	LPN Development PCL	9,588,202	1,531,293
	Millcon Steel PCL	5,155,313	155,021
*	Minor International PCL	1,029,726	853,231
*	Nawarat Patanakarn PCL	516,500	10,009
	Origin Property PCL, Class F	568,500	142,457
	Polyplex Thailand PCL	2,098,425	1,647,611
	Power Solution Technologies PCL, Class F	1,808,740	106,361
*	Precious Shipping PCL	6,384,050	1,535,755
	Property Perfect PCL	42,170,700	549,501
	Pruksa Holding PCL	5,079,600	2,087,507
	PTT Exploration & Production PCL	8,423,600	29,129,389
	PTT Global Chemical PCL	6,817,141	13,438,400
	PTT PCL	63,157,000	79,658,428
	Quality Houses PCL	22,274,497	1,741,474
*	Regional Container Lines PCL	3,147,400	1,934,920
	Rojana Industrial Park PCL	5,995,573	853,363
	Saha Pathana Inter-Holding PCL	2,316,000	4,913,665
	Saha Pathanapibul PCL	1,148,633	2,427,365
*	Sahakol Equipment PCL	1,782,300	122,671
	Saha-Union PCL	1,861,400	2,083,425
	Samart Telcoms PCL	113,900	20,360
	Sansiri PCL	47,327,466	1,328,268
	SC Asset Corp. PCL	11,980,253	1,088,750
	Sena Development PCL	1,331,366	153,910
	Siam City Cement PCL	4,600	20,902
	Siam Commercial Bank PCL (The)	3,484,900	10,974,000
	Siam Future Development PCL	7,069,295	1,100,665
	Singha Estate PCL	547,000	29,607
	Somboon Advance Technology PCL	2,285,600	1,244,747
	SPCG PCL	104,900	68,344
*	Srithai Superware PCL	11,102,100	229,980
	Star Petroleum Refining PCL	7,272,400	2,162,525
	STP & I PCL	5,380,400	639,967
	Supalai PCL	10,524,500	7,032,743
*	Super Energy Corp. PCL	114,997,600	3,765,374
	Susco PCL	126,100	12,302
	Syntec Construction PCL	5,229,800	251,618
*	Tata Steel Thailand PCL	24,524,600	508,027
*	Thai Airways International PCL	2,388,711	266,565
	Thai Oil PCL	4,550,000	8,285,165
	Thai Rayon PCL	58,700	55,405
	Thai Stanley Electric PCL	41,000	245,205
	Thai Stanley Electric PCL, Class F	177,900	1,063,953
*	Thai Wacoal PCL	81,200	122,085
	Thaicom PCL	4,075,500	1,307,210
	Thanachart Capital PCL	1,469,100	1,582,976
	Thitikorn PCL	1,184,600	314,653
	Thoresen Thai Agencies PCL	6,833,078	1,289,906

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TMB Bank PCL	121,237,409	$4,455,768
	TPI Polene PCL	43,491,140	2,383,076
	TPI Polene Power PCL	1,187,900	173,045
	True Corp. PCL	83,001,500	8,874,200
	Unique Engineering & Construction PCL	413,600	62,738
	Univentures PCL	5,108,800	604,248
	Vinythai PCL	1,786,117	1,849,971
	Workpoint Entertainment PCL	303,200	174,241
TOTAL THAILAND			322,395,274
TURKEY — (0.6%)
#*	Akbank T.A.S.	16,076,385	13,911,464
*	Albaraka Turk Katilim Bankasi A.S.	5,399,679	1,545,903
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	3,146,717
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	287,391	972,326
*	Bera Holding A.S.	1,083,355	3,028,056
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	228,757	994,733
*	Cimsa Cimento Sanayi VE Ticaret A.S.	487,312	1,470,405
#	Dogan Sirketler Grubu Holding A.S.	1,950,090	1,033,245
	Enka Insaat ve Sanayi A.S.	4,211,765	4,473,136
	GSD Holding A.S.	262,411	82,725
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	451,739	785,675
#*	Turk Hava Yollari AO	5,078,810	8,378,692
#*	Turkiye Garanti Bankasi A.S.	17,800,101	22,547,785
#*	Turkiye Halk Bankasi A.S.	3,642,964	2,613,981
#*	Turkiye Is Bankasi A.S., Class C	9,560,380	7,976,135
#*	Turkiye Sinai Kalkinma Bankasi A.S.	11,621,316	2,870,278
	Turkiye Sise ve Cam Fabrikalari A.S.	7,809,565	7,692,794
#*	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	3,705,204
#*	Yapi ve Kredi Bankasi A.S.	15,989,164	6,219,662
TOTAL TURKEY			93,448,916
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	3,591,945	6,278,840
	Air Arabia PJSC	260,277	90,144
	Aldar Properties PJSC	8,135,410	7,733,292
	Amanat Holdings PJSC	1,209,182	265,165
*	DAMAC Properties Dubai Co. PJSC	603,702	224,976
	Dana Gas PJSC	3,010,423	556,791
*	Deyaar Development PJSC	7,407,124	589,037
	Dubai Investments PJSC	814,654	365,950
*	Emaar Development PJSC	1,430,294	1,141,283
*	Emaar Malls PJSC	3,014,250	1,481,586
*	Emaar Properties PJSC	8,138,623	8,398,669
	Emirates NBD Bank PJSC	253,448	812,726
*	Eshraq Investments PJSC	1,667,439	142,532
*	Manazel Real Estate PJSC	1,349,873	134,059
	National Central Cooling Co. PJSC	91,585	68,868
	RAK Properties PJSC	1,858,069	292,410
TOTAL UNITED ARAB EMIRATES			28,576,328
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	50,304	246,115
TOTAL COMMON STOCKS			14,412,546,154

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	627,362	$1,732,544
	Banco Bradesco SA	1,427,701	6,455,628
	Banco do Estado do Rio Grande do Sul SA, Class B	1,668,845	4,108,517
	Cia Ferro Ligas da Bahia - FERBASA	350,538	1,362,712
	Eucatex SA Industria e Comercio	262,828	339,619
	Gerdau SA	494,320	2,100,548
	Grazziotin SA	6,400	40,999
	Marcopolo SA	3,087,243	1,641,970
	Petroleo Brasileiro SA	13,455,005	65,634,771
	Schulz SA	118,480	290,169
	Unipar Carbocloro SA	227,049	2,074,868
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	318,971	769,532
TOTAL BRAZIL			86,551,877
COLOMBIA — (0.0%)
*	Avianca Holdings SA	211,131	9,909
	Grupo Argos SA	374,078	1,079,574
	Grupo de Inversiones Suramericana SA	909,791	5,225,746
TOTAL COLOMBIA			6,315,229
TOTAL PREFERRED STOCKS			92,867,106
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	15,007	8,338
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	65,061	0
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	843,482	239,889
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	1,878,740	183,575
SOUTH KOREA — (0.0%)
*	Hanwha Solutions Corp. Rights 02/25/21	65,963	288,949
*	Korean Air Lines Co., Ltd. Rights 03/05/21	459,483	3,943,355
TOTAL SOUTH KOREA			4,232,304
TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 10/28/20	293,706	0
TOTAL RIGHTS/WARRANTS			4,664,106
TOTAL INVESTMENT SECURITIES (Cost $12,119,030,273)			14,510,077,366

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	21,349,729	247,037,720
TOTAL INVESTMENTS — (100.0%)
(Cost $12,366,000,141)^^			$14,757,115,086

Dimensional Emerging Markets Value Fund
CONTINUED
As of January 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/19/21	$40,725,158	$43,098,250	$2,373,092
S&P 500® Emini Index	319	03/19/21	60,722,271	59,097,940	(1,624,331)
Total Futures Contracts			$101,447,429	$102,196,190	$748,761
Summary of the Fund's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$624,650,571	—	—	$624,650,571
Chile	24,326,876	$101,284,502	—	125,611,378
China	488,635,102	4,400,490,077	—	4,889,125,179
Colombia	16,746,393	—	—	16,746,393
Czech Republic	—	26,447,795	—	26,447,795
Greece	—	30,016,074	—	30,016,074
Hong Kong	8,486,976	5,616,005	—	14,102,981
Hungary	—	30,888,884	—	30,888,884
India	97,789,043	1,524,123,018	—	1,621,912,061
Indonesia	182,716	229,843,621	—	230,026,337
Malaysia	—	277,643,024	—	277,643,024
Mexico	393,677,393	—	—	393,677,393
Philippines	—	151,703,269	—	151,703,269
Poland	—	128,219,411	—	128,219,411
Qatar	—	27,785,154	—	27,785,154
Russia	20,798,643	171,333,389	—	192,132,032
Saudi Arabia	—	266,963,379	—	266,963,379
South Africa	91,973,528	464,045,114	—	556,018,642
South Korea	241,524,101	1,845,787,644	—	2,087,311,745
Taiwan	25,552,477	2,251,345,342	—	2,276,897,819
Thailand	322,395,274	—	—	322,395,274
Turkey	—	93,448,916	—	93,448,916
United Arab Emirates	—	28,576,328	—	28,576,328
United Kingdom	246,115	—	—	246,115
Preferred Stocks
Brazil	86,551,877	—	—	86,551,877
Colombia	6,315,229	—	—	6,315,229
Rights/Warrants
Brazil	—	8,338	—	8,338
India	—	239,889	—	239,889
Malaysia	—	183,575	—	183,575
South Korea	—	4,232,304	—	4,232,304
Securities Lending Collateral	—	247,037,720	—	247,037,720
Futures Contracts**	748,761	—	—	748,761
TOTAL	$2,450,601,075	$12,307,262,772	—	$14,757,863,847
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was $12,486,195 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Fund.